OMB APPROVAL
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100, San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

Semi-Annual Report

February 28, 2014

California Tax-Free Income Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

Shelton Green Alpha Fund

(800) 955-9988

www.sheltoncap.com

email us at info@sheltoncap.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	February 28, 2014

About Your Fund’s Expenses	1
Top Holdings and Sector Breakdowns	3
Portfolio of Investments	7
Statements of Assets & Liabilities	27
Statements of Operations	30
Statements of Changes in Net Assets	33
Financial Highlights	39
Notes to Financial Statements	50
Board of Trustees and Executive Officers	57
Board Approval of the Investment Advisory Agreement	58

About Your Fund’s Expenses (Unaudited) February 28, 2014

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees if any, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Funds’ costs in two ways:

Actual fund return - This line helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from a Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% Return - This line is intended to help you compare a Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs. None of the Funds charge a sales load. Therefore, the information under the heading “Based on Hypothetical 5% Return before expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about a Fund’s expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,046	$3.70	0.73%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.66	0.73%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,012	$3.68	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.71	0.74%
K Shares
Based on Actual Fund Return	$1,000	$1,009	$6.16	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.21	1.24%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,001	$2.92	0.59%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.96	0.59%
K Shares
Based on Actual Fund Return	$1,000	$998	$5.39	1.09%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.46	1.09%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.62	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.66	0.53%
K Shares
Based on Actual Fund Return	$1,000	$1,000	$5.09	1.03%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.16	1.03%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,147	$1.92	0.36%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$1.81	0.36%
K Shares
Based on Actual Fund Return	$1,000	$1,144	$4.56	0.86%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.31	0.86%

About Your Fund’s Expenses (Unaudited) February 28, 2014 (Continued)

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*	Net Annual Expense Ratio
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,166	$3.11	0.58%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.91	0.58%
K Shares
Based on Actual Fund Return	$1,000	$1,163	$5.78	1.08%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.41	1.08%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,162	$3.96	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.71	0.74%
K Shares
Based on Actual Fund Return	$1,000	$1,159	$6.62	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.21	1.24%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,115	$4.39	0.84%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.21	0.84%
K Shares
Based on Actual Fund Return	$1,000	$1,112	$6.99	1.34%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.70	1.34%
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,175	$5.38	1.00%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.01	1.00%
K Shares
Based on Actual Fund Return	$1,000	$1,172	$7.99	1.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$7.46	1.49%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,209	$2.68	0.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.46	0.49%
K Shares
Based on Actual Fund Return	$1,000	$1,208	$5.41	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.96	0.99%
Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,317	$7.90	1.38%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.90	1.38%

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Top Holdings and Sector Breakdowns (Unaudited)	February 28, 2014

California Tax-Free Income Fund
Security		Description	Market Value	Percentage of Total Investment
1	CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD	Lease Revenue Bonds; Series I-1	$3,553,860	3.4%
2	EAST SIDE UNION HIGH SCHOOL DISTRICT	Santa Clara County; Ref-2012 Crossover	3,517,045	3.3%
3	RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY	Lease Revenue Bonds; Series A	3,412,890	3.2%
4	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	Revenue Bonds (Occidental College); Series 2005A	3,407,344	3.2%
5	UNIVERSITY OF CALIFORNIA	Limited Project Revenue Bonds; 2007 Series D	3,340,530	3.2%
6	CALIFORNIA, STATE OF	Variable Purpose	3,178,290	3.0%
7	NEWPORT BEACH, CITY OF	Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,101,730	2.9%
8	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	Revenue Bonds, Series 2009A	2,802,775	2.7%
9	LOS RIOS COMMUNITY COLLEGE DISTRICT	General Obligation Bonds 2008 Election, Series B	2,739,875	2.6%
10	MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT	Election of 2008 General Obligation Bonds, Series 2013A	2,568,056	2.4%

U.S. Government Securities Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	11/15/2018	$4,427,032	15.3%
2	United States Treasury Note	6/30/2017	4,320,695	14.9%
3	United States Treasury Note	2/15/2015	3,939,977	13.6%
4	United States Treasury Bond	5/15/2016	3,450,468	11.9%
5	United States Treasury Note	5/15/2014	2,542,812	8.8%
6	United States Treasury Note	8/15/2020	1,975,109	6.8%
7	United States Treasury Note	2/28/2018	1,594,922	5.5%
8	United States Treasury Bond	5/15/2038	1,523,031	5.3%
9	United States Treasury Note	2/15/2021	1,429,949	4.9%
10	United States Treasury Note	2/15/2019	1,377,340	4.7%

Short-Term U.S. Government Bond Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	1/31/2016	$1,858,360	23.3%
2	United States Treasury Note	6/15/2015	1,804,747	22.6%
3	United States Treasury Note	6/15/2014	1,803,551	22.6%
4	United States Treasury Note	1/31/2015	1,732,837	21.7%
5	United States Treasury Note	6/30/2016	307,359	3.9%
6	United States Treasury Note	1/31/2017	201,180	2.5%
7	Government National Mortgage Association	11/20/2034	161,217	2.0%
8	Government National Mortgage Association	6/20/2034	101,504	1.3%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2014

The United States Treasury Trust
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill, DN	3/27/2014	$14,299,559	12.8%
2	United States Treasury Bill, DN	5/8/2014	13,598,723	12.2%
3	United States Treasury Bill, DN	4/3/2014	12,599,680	11.3%
4	United States Treasury Bill, DN	3/6/2014	9,099,994	8.2%
5	United States Treasury Bill, DN	5/15/2014	8,999,244	8.1%
6	United States Treasury Bill, DN	3/20/2014	8,699,749	7.8%
7	United States Treasury Bill, DN	5/22/2014	7,799,245	7.0%
8	United States Treasury Bill, DN	3/13/2014	7,000,000	6.3%
9	United States Treasury Bill, DN	5/29/2014	6,999,351	6.3%
10	United States Treasury Bill, DN	4/17/2014	6,899,615	6.2%

S&P 500 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple Inc.	$3,555,277	2.9%
2	Exxon Mobil Corp	3,176,044	2.5%
3	Google Inc	2,528,552	2.0%
4	Microsoft Corp	2,126,818	1.7%
5	General Electric Co	1,958,134	1.6%
6	Johnson & Johnson	1,930,651	1.5%
7	Wells Fargo & Co	1,677,851	1.3%
8	Chevron Corp	1,656,600	1.3%
9	Procter & Gamble Co	1,594,124	1.3%
10	Pfizer Inc	1,580,936	1.3%

S&P MidCap Index Fund
Security		Market Value	Percentage of Total Investment
1	Green Mtn Coffee	$1,505,633	0.9%
2	Henry Schein Inc	1,126,952	0.7%
3	Cimarex Energy Co	1,095,542	0.6%
4	Tractor Supply Co	1,086,342	0.6%
5	Affiliated Mgrs Grp	1,085,801	0.6%
6	Trimble Navigation	1,069,497	0.6%
7	Church & Dwight Inc	1,043,425	0.6%
8	Equinix, Inc	1,029,203	0.6%
9	Advance Auto Parts	1,015,314	0.6%
10	Endo Pharmaceuticals	1,011,319	0.6%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2014

S&P SmallCap Index Fund
Security		Market Value	Percentage of Total Investment
1	United States T-Bill 03/20/14, DN	$399,987	0.8%
2	FEI Co	322,424	0.6%
3	Hain Celestial Group	320,498	0.6%
4	Kate Spade & Co.	315,851	0.6%
5	Brunswick Corp	305,154	0.6%
6	Toro Co	290,617	0.6%
7	AO Smith Corp	290,596	0.6%
8	Old Dominion Freight	279,563	0.5%
9	Teledyne Tech.	276,010	0.5%
10	Align Technology Inc	271,697	0.5%

Shelton Core Value Fund
Security		Market Value	Percentage of Total Investment
1	Chevron Corp	$6,518,913	3.4%
2	JPMorgan Chase & Co	6,261,450	3.3%
3	Apple Inc.	5,893,888	3.1%
4	Goldman Sachs Group	4,818,728	2.5%
5	Walt Disney Co	4,083,733	2.1%
6	Wells Fargo & Co	4,079,807	2.1%
7	Johnson & Johnson	4,034,856	2.1%
8	Home Depot Inc	3,785,685	2.0%
9	Procter & Gamble Co	3,742,643	2.0%
10	PPG Industries Inc	3,719,016	1.9%

European Growth & Income Fund
Security		Market Value	Percentage of Total Investment
1	Nestle SA ADR	$936,361	6.4%
2	Novartis AG ADR	894,767	6.1%
3	Roche Holding AG ADR	739,352	5.0%
4	HSBC Holdings PLC	621,813	4.2%
5	Banco Santander ADR	592,716	4.0%
6	Bayer AG ADR	581,120	4.0%
7	Total SA ADR	535,944	3.6%
8	Royal Dutch Shell	526,121	3.6%
9	Siemens AG	497,241	3.4%
10	AXA ADR	492,635	3.4%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2014

Nasdaq-100 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple Inc.	$8,876,616	10.2%
2	Google Inc	5,970,057	6.9%
3	Microsoft Corp	5,619,464	6.5%
4	Amazon.Com Inc	3,533,734	4.1%
5	Facebook Inc	2,753,324	3.2%
6	Gilead Sciences Inc	2,724,039	3.1%
7	Qualcomm Inc	2,718,270	3.1%
8	Intel Corp	2,643,180	3.0%
9	Cisco Systems Inc	2,505,605	2.9%
10	Comcast Corp	2,377,326	2.7%

Shelton Green Alpha Fund
Security		Market Value	Percentage of Total Investment
1	Canadian Solar $USD DL	$514,632	4.1%
2	First Solar, Inc.	513,630	4.0%
3	Solarcity Corp	450,288	3.5%
4	Google Inc	449,791	3.5%
5	Veolia Environment ADR	428,948	3.4%
6	Tesla Motors, Inc.	403,937	3.2%
7	United Natural Foods	376,376	3.0%
8	Qualcomm Inc	368,921	2.9%
9	Johnson Controls Inc	340,860	2.7%
10	Kyocera Corp ADR	332,369	2.6%

California Tax-Free Income Fund	Portfolio of Investments (Unaudited)	2/28/2014

Security Description	Par Value	Rate	Maturity	Value (Note 1)
MUNICIPAL BONDS (94.29%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000	4/1/2031	$549,130
San Francisco; Series F-1	2,000,000	5.000	4/1/2034	2,181,340
CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; Series I-1	3,000,000	6.125	11/1/2029	3,553,860
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Revenue Bonds, Series 2010L	1,000,000	5.000	5/1/2019	1,200,330
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000	10/1/2030	3,407,344
Revenue Bonds, Series 2009A	2,500,000	5.250	10/1/2038	2,802,775
CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000	6/1/2033	2,067,800
General Obligation Bonds; 2005	1,000,000	5.000	5/1/2027	1,046,480
Variable Purpose	3,000,000	5.000	4/1/2038	3,178,290
2013-14 Revenue Anticipation Notes, Series A-2	875,000	2.000	6/23/2014	880,040
CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Revenue Bonds, Series 2012A	1,100,000	4.000	11/1/2030	1,115,268
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	760,000	5.500	10/1/2014	784,039
CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	2,000,000	5.000	8/1/2030	2,188,420
EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Refunding Bonds, Series 2009A-2	2,000,000	0.230	6/1/2026	2,000,000
EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250	9/1/2023	3,517,045
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000	8/1/2027	1,174,060
LOS ANGELES, CITY OF
General Obligation Refunding Bonds Series 2012-A	2,000,000	5.000	9/1/2021	2,423,580
LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	2,000,000	5.000	12/1/2027	2,063,660
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Tax Revenue Refunding Bonds, Series 2012-A	1,000,000	5.000	7/1/2021	1,218,020
Proposition C Sales Tax Revenue Refunding Bonds Senior Bonds, Senior 2013-A	1,500,000	5.000	7/1/2023	1,819,035
LOS ANGELES DEPARTMENT OF WATER AND POWER
Revenue Bonds, 2012 Series A	1,985,000	5.000	7/1/2037	2,156,782
Revenue bonds, 2011 Series A	1,500,000	5.000	7/1/2018	1,780,290
Revenue bonds, 2013 Series A	500,000	5.000	7/1/2017	576,630
LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
General Obligation Refunding Bonds; 2005 Series A-1	2,000,000	5.000	7/1/2020	2,129,400
LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds 2008 Election, Series B	2,500,000	5.000	8/1/2032	2,739,875
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.000	7/1/2035	1,105,980
Water Revenue Refunding Bonds, 2011 Series A-2	1,000,000	0.180	7/1/2036	999,130
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000	3/1/2016	2,096,240
MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds, Elections of 2002, Series B	500,000	5.000	7/1/2020	599,795
MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
Election of 2008 General Obligation Bonds, Series 2013A	2,345,000	5.000	8/1/2034	2,568,056
NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.625	12/1/2024	3,101,730
NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000	8/1/2028	2,036,800
PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds, Series 2010A	1,205,000	4.000	6/1/2020	1,371,735
PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2012	1,000,000	5.000	8/1/2018	1,173,330

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2014

Security Description	Par Value	Rate	Maturity	Value (Note 1)
RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2012	$1,380,000	4.000	9/1/2020	$1,585,427
RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000	5/1/2022	3,412,890
ROSEVILLE FINANCE AUTHORITY
Electric System Revenue Refunding Bonds, Series 2013	750,000	5.000	2/1/2025	859,890
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000	2/15/2024	1,096,140
ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000	9/1/2030	1,010,990
SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000	12/1/2036	2,022,940
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000	9/1/2016	1,775,151
SAN FRANCISCO, CITY AND COUNTY
General Obligation Refunding Bonds Series 2011-R1	1,550,000	5.000	6/15/2016	1,720,469
General Obligation Bonds, Series 2013A	1,000,000	4.000	6/15/2033	1,001,210
Second Series Revenue Refunding Bonds Series 2010D	500,000	5.000	5/1/2020	599,470
SAN FRANCISCO, PUBLIC UTILITIES COMMISSION OF THE CITY AND COUNTY OF
Revenue bonds, 2013 Series A	700,000	4.000	10/1/2021	797,482
SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250	7/1/2016	1,603,685
SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation	2,000,000	5.250	4/1/2037	2,045,660
SANTA CLARA COUNTY FINANCING AUTHORITY
Multiple Facilities Project	2,065,000	5.000	11/15/2016	2,317,550
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.000	8/1/2029	1,156,625
SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000	8/1/2032	2,307,680
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Prerefunded- Election 2002-SER	780,000	5.000	8/1/2027	833,633
Unrefunded Balance- Election	220,000	5.000	8/1/2027	232,177
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project, Revenue Bonds, 2010-1	1,000,000	5.000	7/1/2023	1,158,780
UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000	5/15/2024	3,340,530
VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000	1/1/2024	660,508
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000	8/1/2030	2,141,460
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000	9/1/2029	1,754,396
YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000	9/1/2038	1,327,642

Total Municipal Bonds (Cost $93,553,051)				100,368,674

VARIABLE RATE DEMAND NOTES* (4.84%)

CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
Refunding Revenue Bonds, Series 2009C	100,000	0.020	3/3/2014	100,000
Refunding Revenue Bonds, Series 2009A	200,000	0.030	3/3/2014	200,000
CALIFORNIA MUNICIPAL FINANCING AUTHORITY
Recovery Zone Facility Bonds	2,000,000	0.020	3/3/2014	2,000,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Pollution Control Revenue Refunding Bonds, Series 2002	1,150,000	0.020	3/3/2014	1,150,000
IRVINE, CITY OF
Limited Obliation Improvement Bonds, Adjustable Rate Series B	1,700,000	0.020	3/3/2014	1,700,000

Total Variable Rate Demand Notes (Cost $8,150,000)				5,150,000

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2014

Security Description	Value (Note 1)
Total Investments (Cost $101,703,051) (99.13%)	$105,518,674
Other Net Assets (0.87%)	928,507
Net Assets (100.00%)	$106,447,181

*   Stated maturity reflects next reset date.

U.S. Government Securities Fund	Portfolio of Investments (Unaudited)	2/28/2014

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (7.25%)
	$781	6.000%	4/15/2014	$782
	2,592	6.000%	4/15/2016	2,604
	19,781	6.500%	4/15/2016	19,884
	25,733	6.000%	5/15/2016	26,643
	5,265	10.000%	9/15/2018	5,464
	207,395	5.000%	7/15/2020	223,465
	111,360	5.500%	1/15/2025	123,579
	254,225	6.000%	1/15/2026	288,603
	589,208	5.500%	4/15/2036	656,984
	426,274	5.000%	3/15/2038	470,057
	271,789	6.000%	6/15/2038	304,697
Total Government National Mortgage Association (Cost $1,910,587)				2,122,762

United States Treasury Bills DN (a) (1.02%)
	300,000	0.000%	5/8/2014	299,971
Total United States Treasury Bills (Cost $299,980)				299,971

United States Treasury Bonds (16.99%)
	3,000,000	7.250%	5/15/2016	3,450,468
	1,300,000	4.500%	5/15/2038	1,523,031
Total United States Treasury Bonds (Cost $4,724,880)				4,973,499

United States Treasury Notes (73.80%)
	2,519,000	4.750%	5/15/2014	2,542,811
	3,800,000	4.000%	2/15/2015	3,939,977
	4,100,000	2.500%	6/30/2017	4,320,695
	1,500,000	2.750%	2/28/2018	1,594,922
	4,000,000	3.750%	11/15/2018	4,427,032
	1,300,000	2.750%	2/15/2019	1,377,340
	1,900,000	2.625%	8/15/2020	1,975,109
	1,300,000	3.625%	2/15/2021	1,429,949
Total United States Treasury Notes (Cost $21,062,171)				21,607,835

Total Investments (Cost $27,997,618) (99.06%)				29,004,067
Other Net Assets (0.94%)				276,379
Net Assets (100.00%)				$29,280,446

(a)   Discount Note. Yield to maturity is 0.05%.

See accompanying notes to financial statements.

Short-Term U.S. Government Bond Fund	Portfolio of Investments (Unaudited)	2/28/2014

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (3.29%)
	$97,031	2.125%	6/20/2034	$101,504
	154,440	1.625%	11/20/2034	161,217
Total Government National Mortgage Association (Cost $252,923)				262,721

United States Treasury Notes (96.38%)
	1,800,000	0.750%	6/15/2014	1,803,551
	1,700,000	2.250%	1/31/2015	1,732,837
	1,800,000	0.375%	6/15/2015	1,804,747
	1,800,000	2.000%	1/31/2016	1,858,360
	300,000	1.500%	6/30/2016	307,359
	200,000	0.875%	1/31/2017	201,180
Total United States Treasury Notes (Cost $7,692,219)				7,708,034

Total Investments (Cost $7,945,142) (99.67%)				7,970,755
Other Net Assets (0.33%)				26,222
Net Assets (100.00%)				$7,996,977

The United States Treasury Trust	Portfolio of Investments (Unaudited)	2/28/2014

Security Description	Par Value	Maturity	Value (Note 1)
United States Treasury Bills DN (a) (100.14%)
	$9,100,000	3/6/2014	$9,099,994
	7,000,000	3/13/2014	7,000,000
	8,700,000	3/20/2014	8,699,749
	14,300,000	3/27/2014	14,299,559
	12,600,000	4/3/2014	12,599,680
	6,100,000	4/10/2014	6,099,777
	6,900,000	4/17/2014	6,899,615
	6,000,000	4/24/2014	5,999,706
	3,500,000	5/1/2014	3,499,795
	13,600,000	5/8/2014	13,598,723
	9,000,000	5/15/2014	8,999,244
	7,800,000	5/22/2014	7,799,245
	7,000,000	5/29/2014	6,999,351
Total United States Treasury Bills DN (Cost $111,594,438)			111,594,438

Total Investments (Cost $111,594,438) (100.14%)			111,594,438
Liabilities in Excess of Other Assets (-0.14%)			(157,683)
Net Assets (100.00%)			$111,436,755

(a)   Discount Note. Yield to maturity is between 0.00% - 0.05%.

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited)	2/28/2014

Security Description	Shares	Value (Note 1)
Common Stock (97.76%)

Basic Materials (3.18%)
Air Products & Chem.	1,615	$195,932
Airgas Inc	499	53,792
Alcoa Inc	7,435	87,287
Allegheny Tech.	854	27,140
CF Industries Hldgs	475	119,178
Cliffs Natural Res.	999	20,010
Dow Chemical Co/The	8,728	425,141
Eastman Chemical Co	1,048	91,627
Ecolab Inc	1,937	208,712
EI Du Pont de Nemour	6,896	459,412
FMC Corp	1,102	85,052
Freeport-McMoRan	6,887	224,654
International Flavor	683	64,059
International Paper	3,175	155,226
LyondellBasell Ind. CL A	3,332	293,483
MeadWestvaco Corp	1,277	47,798
Monsanto Co	3,890	427,977
Newmont Mining Corp	3,766	87,597
Nucor Corp	2,404	120,777
PPG Industries Inc	1,051	207,909
Praxair Inc	2,168	282,642
Sherwin-Williams Co	628	125,901
Sigma-Aldrich Corp	928	87,612
The Mosiac Company	2,068	101,042
United States Steel	1,093	26,472
Total Basic Materials		4,026,432

Communications (11.86%)
Amazon.Com Inc*	2,600	941,460
AT&T Inc	40,436	1,291,121
Cablevision Systems	1,680	29,568
CBS Corp Class B	4,379	293,743
Centurylink Inc	4,581	143,202
Cisco Systems Inc	39,132	853,078
Comcast Corp	19,592	1,012,710
Corning Inc	11,057	213,068
DIRECTV*	4,220	327,472
Discovery Comm. Series A*	1,878	156,475
eBay Inc*	8,321	489,025
Expedia Inc	689	54,107
F5 Networks Inc*	602	67,629
Facebook Inc*	12,000	821,520
Frontier Comm	8,240	40,211
Gannett Co Inc	1,702	50,635
Google Inc*	2,080	2,528,552
Graham Holdings Co.	47	33,779
Harris Corp	833	61,492
Interpublic Group Co	3,241	57,431
JDS Uniphase Corp*	1,800	24,804
Juniper Networks Inc*	3,874	103,591
Motorola Solutions	2,139	141,602
NetFlix Inc*	413	184,045
News Corp New-CL A-W/I*	3,745	68,646
Nielsen Holdings NV	1,879	88,952
Omnicom Group	1,982	149,998
Priceline.com Inc*	361	486,931
Scripps Networks Class A	635	51,587
Symantec Corp	5,172	111,095
Time Warner Cable	2,282	320,279
Time Warner Inc	7,045	472,931
TripAdvisor Inc.*	850	85,204
Twenty-First Century Class A	14,980	$502,429
VeriSign Inc*	1,159	63,872
Verizon Comm.	20,602	980,243
Viacom Inc (New)	3,483	305,564
Walt Disney Co	13,185	1,065,480
Windstream Holdings	4,013	32,184
Yahoo! Inc*	7,670	296,599
Total Communications		15,002,314

Consumer, Cyclical (9.39%)
Abercrombie & Fitch	700	27,741
Autonation Inc*	284	14,950
Autozone Inc*	275	148,071
Bed Bath & Beyond*	1,720	116,650
Best Buy Co Inc	1,956	52,088
BorgWarner Inc	1,664	102,253
Carmax Inc*	1,689	81,798
Carnival Corp	3,334	132,226
Chipotle Mexican*	234	132,259
Coach Inc	2,156	105,234
Costco Wholesale	3,160	369,088
CVS/Caremark Corp	9,065	663,014
Darden Restaurants	933	47,639
Delphi Automotive	2,173	144,657
Delta Air Lines Inc	6,380	211,880
Dollar General Corp*	1,932	115,727
Dollar Tree Inc.*	1,728	94,643
DR Horton Inc	2,043	50,176
Family Dollar Stores	713	46,702
Fastenal Co	2,014	95,041
Ford Motor Co	27,615	424,995
Fossil Group Inc.*	377	43,321
Gamestop Corp Class A	908	33,877
Gap Inc/The	2,194	95,988
General Motors Co.*	5,632	203,878
Genuine Parts Co	1,170	103,065
Goodyear Tire & Rubb	1,847	49,629
Harley-Davidson Inc	1,765	116,596
Harman International	529	55,402
Hasbro Inc	950	52,402
Home Depot Inc	11,091	909,795
Intl Game Tech	2,266	34,194
Johnson Controls Inc	5,136	253,718
Kohl's Corp	1,587	89,174
L Brands Inc	1,787	100,662
Lennar Corp	1,300	57,044
Lowe's Cos Inc	8,392	419,852
Macy's Inc.	2,961	171,323
Marriott Intl Class A	1,935	104,935
Mattel Inc	2,508	93,573
McDonald's Corp	7,400	704,110
Michael Kors Hldings*	1,328	130,184
Newell Rubbermaid	2,365	75,940
Nike Inc CL B	5,334	417,652
Nordstrom Inc	1,123	69,042
O'Reilly Automotive*	874	131,843
Paccar Inc	2,601	171,250
Petsmart Inc	796	53,380
PulteGroup Inc	2,804	58,856
PVH Corp.	574	72,571
Ralph Lauren Corp	449	72,325
Ross Stores Inc	1,661	120,921
Southwest Airlines	5,662	127,055
Staples Inc	5,524	75,071
Starbucks Corp	5,474	$388,435
Starwood Hotels	1,427	117,670
Target Corp	4,818	301,318
Tiffany & Co	950	88,588
TJX Cos Inc	5,416	332,867
Urban Outfitters Inc*	803	30,064
VF Corp	2,588	151,631
Walgreen Co	6,346	431,211
Wal-Mart Stores Inc	12,426	928,222
Whirlpool Corp	570	82,439
WW Grainger Inc	441	112,464
Wyndham Worldwide	1,139	83,010
Wynn Resorts Ltd	526	127,550
Yum! Brands Inc	3,354	248,464
Total Consumer, Cyclical		11,869,393

Consumer, Non-Cyclical (21.64%)
Abbott Laboratories	11,424	454,447
AbbVie Inc.	11,424	581,596
Actavis plc*	1,289	284,637
Aetna Inc	2,841	206,569
Alexion Pharma Inc.*	1,383	244,514
Allergan Inc	2,212	280,924
Altria Group Inc	14,863	538,932
AmerisourceBergen Co	1,851	125,590
Amgen Inc	5,671	703,317
Archer-Daniels	4,902	199,021
Automatic Data	3,564	277,208
Avery Dennison Corp	891	44,390
Avon Products Inc	3,259	50,417
Baxter International	4,026	279,807
Beam, Inc.	1,241	102,953
Becton Dickinson&Co.	1,468	169,143
Biogen Idec Inc*	1,739	592,443
Boston Scientific Co*	11,526	150,991
Bristol-Myers Squibb	12,265	659,489
Brown-Forman Corp Class B	1,081	90,588
Campbell Soup Co	1,449	62,756
Cardinal Health Inc	2,511	179,612
CareFusion Corp.*	1,546	62,659
Celgene Corp.*	3,188	512,471
Cigna Corp	2,081	165,627
Cintas Corp	801	48,589
Clorox Co	943	82,305
Coca-Cola Co/The	28,487	1,088,203
Coca-Cola Enterprise	2,036	95,855
Colgate-Palmolive Co	6,558	412,039
ConAgra Foods Inc	2,987	84,831
Constellation Brands*	1,083	87,755
Covidien PLC	3,532	254,127
CR Bard Inc	610	87,938
DaVita HealthCare*	1,224	84,126
Dentsply Intl.	1,160	52,641
Dr Pepper Snapple	1,620	84,418
Edwards Lifesciences*	858	59,854
Eli Lilly & Co	7,419	442,247
Equifax Inc	870	60,952
Estee Lauder Co	1,800	123,912
Express Scripts Hldg*	5,973	449,827
Forest Laboratories*	1,720	167,820
General Mills Inc	4,683	234,290
Gilead Sciences Inc*	11,004	911,021
H&R Block Inc	1,994	63,090
Hershey Co/The	1,114	117,883

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2014

Security Description	Shares	Value (Note 1)

Hormel Foods Corp	1,064	$50,487
Hospira Inc*	1,350	58,428
Humana Inc	1,191	133,940
Intuitive Surgical*	285	126,777
Iron Mountain Inc.	1,243	33,810
JM Smucker Co/The	823	82,308
Johnson & Johnson	20,958	1,930,650
Kellogg Co	1,816	110,213
Kimberly-Clark Corp	2,926	322,884
Kraft Foods Group	4,282	236,666
Kroger Co/The	4,007	168,054
Lab. Corp Of America*	705	65,946
Lorillard, Inc.	2,883	141,440
Mastercard Inc Class A	7,720	599,998
McCormick & Co Inc	975	64,740
McGraw Hill Financ.	2,019	160,834
McKesson Corp	1,736	307,359
Mead Johnson Nutr.	1,560	127,218
Medtronic Inc	7,560	448,006
Merck & Co Inc	22,116	1,260,391
Molson Coors Brewing DL	1,200	68,196
Mondelez Int'l Inc.	12,847	437,183
Monster Beverage Co*	1,129	83,546
Moody's Corp	1,498	118,342
Mylan Inc*	3,101	172,323
Patterson Cos Inc	758	31,199
PepsiCo Inc	11,411	913,679
Perrigo Co PLC	677	111,326
Pfizer Inc	49,235	1,580,936
Philip Morris Intl.	12,281	993,656
Procter & Gamble Co	20,266	1,594,123
Quanta Services Inc*	1,601	56,371
Quest Diagnostics	1,168	61,904
Regeneron Pharma.*	562	186,865
Reynolds American	2,525	128,346
Robert Half Intl	1,032	42,250
Safeway Inc	1,746	65,388
St Jude Medical Inc	2,310	155,509
Stryker Corp	2,155	172,917
Sysco Corp	4,516	162,666
Tenet Healthcare*	766	33,796
The ADT Corporation	1,732	53,190
Total System Service	1,190	36,247
Tyson Foods Inc	2,328	91,840
UnitedHealth Group	7,592	586,634
Varian Medical Sys.*	875	73,351
Vertex Pharma.*	1,731	139,969
WellPoint Inc (New)	2,432	220,315
Western Union Co	4,688	78,430
Whole Foods Market	2,358	127,450
Zimmer Holdings Inc	1,338	125,558
Zoetis Inc	3,718	115,332
Total Consumer, Non-Cyclical		27,362,810

Diversified (0.03%)
Leucadia National Co	1,447	40,429
Total Diversified		40,429

Energy (9.85%)
Anadarko Petroleum	3,750	315,600
Apache Corp	2,792	221,378
Baker Hughes Inc	3,384	214,140
Cabot Oil & Gas Corp	3,164	110,740
Cameron Inter. Corp.*	1,865	119,472
Chesapeake Energy Co	3,818	$98,924
Chevron Corp (b)	14,364	1,656,599
ConocoPhillips	8,936	594,244
Consol Energy Inc	1,500	60,150
Denbury Resources	2,835	46,381
Devon Energy Corp	2,767	178,250
Diamond Offshore	576	27,245
Ensco PLC Class A	1,707	89,891
EOG Resources Inc	1,925	364,634
EQT Corp.	1,085	110,985
Exxon Mobil Corp (b)	32,991	3,176,043
FMC Technologies Inc*	1,793	90,080
Halliburton Co	6,883	392,331
Helmerich & Payne	805	79,494
Hess Corp	2,293	183,509
Kinder Morgan Inc	4,655	148,262
Marathon Oil Corp	5,187	173,765
Marathon Petroleum	2,489	209,076
Murphy Oil Corp	1,357	80,565
Nabors Industries	2,404	55,340
National-Oilwell Inc	3,192	245,912
Newfield Exploration*	988	27,852
Noble Corp plc	1,885	58,529
Noble Energy Inc	2,616	179,876
Occidental Petroleum	5,892	568,696
Oneok Inc	1,546	91,430
Peabody Energy Corp	2,200	38,632
Phillips 66	4,612	345,254
Pioneer Natural Res.	880	177,038
QEP Resources Inc.	1,500	43,395
Range Resources Corp	1,202	103,432
Rowan Companies plc*	921	30,725
Schlumberger Ltd	9,690	901,169
Southwestern Energy*	2,561	105,872
Spectra Energy Corp.	4,856	181,032
Tesoro Corp	1,028	52,438
Transocean Ltd.	2,519	106,806
Valero Energy Corp	4,032	193,455
Williams Cos Inc	4,450	183,785
WPX Energy Inc.*	1,483	26,130
Total Energy		12,458,556

Financial (16.03%)
ACE Ltd	2,500	244,675
Aflac Inc	3,445	220,756
Allstate Corp/The	3,620	196,421
American Express Co	7,257	662,419
American Int'l Group	10,870	541,000
American Tower Corp	2,860	233,004
Ameriprise Financial	1,612	175,692
AON PLC	2,362	202,187
Apartment Investment REIT	1,070	31,982
Assurant Inc	596	39,115
AvalonBay Community REIT	686	88,473
Bank of America Corp	77,978	1,288,976
Bank of NY Mellon	8,692	278,144
BB&T Corp	5,247	198,337
Berkshire Hathaway Class B*	13,493	1,562,220
BlackRock, Inc.	941	286,854
Boston Properties REIT	1,078	121,200
Capital One Finl.	4,021	295,262
CBRE Group Inc*	2,058	57,521
Charles Schwab Corp	7,272	192,781
Chubb Corp	1,969	172,248
Cincinnati Financial	1,179	$55,272
Citigroup Inc	22,616	1,099,816
CME Group Inc.	2,250	166,095
Comerica Inc	1,331	64,128
Crown Castle Intl Co*	2,156	163,640
Discover Financial	3,788	217,355
E*Trade Financial Co*	1,181	26,537
Equity Residential REIT	2,164	126,529
Fifth Third Bancorp	6,069	131,667
Franklin Resources	3,105	165,341
General Growth Pptys REIT	4,119	90,700
Genworth Financial*	3,728	57,933
Goldman Sachs Group	3,315	551,782
Hartford Financial	2,922	102,825
HCP Inc REIT	3,020	117,085
Health Care REIT Inc REIT	1,873	110,020
Host Hotels & Resort REIT	5,173	101,753
Hudson City Bancorp	3,497	33,222
Huntington Bancshare	5,456	51,996
IntercontinentalEx.	849	177,305
Invesco Ltd.	3,410	116,963
JPMorgan Chase & Co	27,735	1,575,902
Keycorp	6,704	88,292
Kimco Realty Corp REIT	2,994	66,646
Legg Mason Inc	884	40,629
Lincoln National	2,305	115,550
Loews Corp	2,394	104,091
M&T Bank Corp	918	107,030
Marsh & McLennan Cos	4,025	193,844
Metlife Inc	7,704	390,362
Morgan Stanley	10,374	319,519
Northern Trust Corp	1,610	99,579
People's United Fin.	2,887	40,909
Plum Creek Timber Co	1,188	51,429
PNC Financial Svs.	3,945	322,622
Principal Financial	2,041	92,559
Progressive Corp/The	4,123	100,972
Prologis Inc. REIT	3,315	136,545
Prudential Financial	3,541	299,498
Public Storage REIT	1,035	174,915
Regions Financial Co	9,066	96,462
Simon Property Group	2,175	350,806
SLM Corp	3,621	86,687
State Street Corp	3,525	231,487
SunTrust Banks Inc	3,809	143,523
T. Rowe Price Group	1,965	159,499
The Macerich Co REIT	1,011	60,791
The Nasdaq OMX Group	1,127	43,266
Torchmark Corp	784	60,768
Travelers Cos Inc.	2,855	239,363
Unum Group	2,266	78,811
US Bancorp	13,884	571,188
Ventas Inc	2,081	129,917
Visa Inc. Class A	3,845	868,739
Vornado Realty Trust	1,244	119,785
Wells Fargo & Co (b)	36,145	1,677,850
Weyerhaeuser Co	3,870	114,204
XL Group PLC	2,249	68,370
Zions Bancorporation	1,054	32,885
Total Financial		20,272,525

Industrial (10.68%)
3M Co	4,679	630,402
Agilent Technologies	2,633	149,897

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2014

Security Description	Shares	Value (Note 1)

Allegion Public Ltd.*	703	$38,208
Ametek Inc	1,816	96,684
Amphenol Corp Class A	1,186	104,392
Ball Corp	1,134	63,005
Bemis Co	906	35,588
Boeing Co	4,978	641,764
Caterpillar Inc	4,752	460,801
CH Robinson WW	1,280	66,381
CSX Corp	7,645	211,843
Cummins Inc	1,302	189,988
Danaher Corp	4,166	318,657
Deere & Co	2,919	250,830
Dover Corp	1,334	125,796
Eaton Corp PLC	3,484	260,290
Emerson Electric Co	5,336	348,227
Expeditors Intl.	1,549	61,201
FedEx Corp	2,148	286,393
Flir Systems Inc	1,158	39,534
Flowserve Corp	1,128	91,605
Fluor Corp	1,298	100,842
Garmin Ltd	806	43,250
General Dynamics	2,440	267,278
General Electric Co	76,880	1,958,133
Honeywell Intl.	5,633	531,981
Illinois Tool Works	3,173	261,773
Ingersoll-Rand Co	2,109	128,944
Jabil Circuit Inc	1,699	31,448
Jacobs Engineering*	1,000	60,650
Joy Global Inc	784	43,120
Kansas City Southern	811	76,169
L-3 Communications	719	82,973
Leggett & Platt Inc	1,017	32,595
Lockheed Martin Corp	1,981	321,516
Masco Corp	2,627	61,340
Norfolk Southern	2,398	220,400
Northrop Grumman	1,818	220,033
Owens-Illinois Inc*	1,395	47,318
Pall Corp	838	72,068
Parker Hannifin Corp	1,096	132,123
Pentair Ltd.	1,542	124,609
PerkinElmer Inc	1,021	46,272
Precision Castparts	1,073	276,705
Raytheon Co	2,443	239,194
Republic Services	2,203	75,144
Rockwell Automation	1,085	133,281
Rockwell Collins Inc	1,079	89,061
Roper Industries Inc	694	94,120
Ryder System Inc	477	35,928
Sealed Air Corp	1,582	53,851
Snap-On Inc	424	47,560
Stanley Black & Deck	1,237	102,720
Stericycle Inc*	642	73,188
TE Connectivity Ltd	3,236	189,565
Textron Inc	2,069	82,139
Thermo Fisher Scient	2,658	331,027
Tyco International	3,464	146,112
Union Pacific Corp	3,488	629,165
United Parcel Svs.	5,289	506,528
United Technologies	6,172	722,247
Vulcan Materials Co	956	64,941
Waste Management Inc	3,352	139,108
Waters Corp*	682	75,975
Xylem Inc	1,498	$58,946
Total Industrial		13,502,826

Technology (12.26%)
Accenture PLC	4,670	389,245
Adobe Systems Inc*	3,587	246,104
Akamai Technologies*	1,400	85,582
Altera Corp	2,432	88,306
Analog Devices Inc	2,227	113,176
Apple Inc. (b)	6,756	3,555,278
Applied Materials	9,105	172,631
Autodesk Inc*	1,669	87,556
Broadcom Corp	3,543	105,298
CA Inc	2,646	88,641
Cerner Corp*	2,120	130,104
Citrix Systems Inc*	1,348	80,947
Cognizant Technology*	2,204	229,348
Computer Sciences Co	1,256	79,379
Dun & Bradstreet	396	39,287
Electronic Arts Inc*	2,629	75,163
EMC Corp	14,917	393,361
Fidelity National	1,851	102,934
First Solar, Inc.*	370	21,116
Fiserv Inc*	2,114	122,718
Hewlett-Packard Co	14,359	429,047
Intel Corp	36,299	898,763
Intl Bus Machines	7,714	1,428,401
Intuit Inc	2,031	158,723
Kla-Tencor Corp	1,304	84,956
Lam Research Corp*	1,341	69,370
Linear Technology Co	1,694	79,347
LSI Corp.	4,118	45,669
Microchip Technology	1,401	63,816
Micron Technology*	6,485	156,872
Microsoft Corp	55,516	2,126,818
NetApp, Inc.	2,586	104,500
Nvidia Corp	4,572	84,033
Oracle Corp	27,191	1,063,440
Paychex Inc	2,454	102,479
Pitney Bowes Inc	1,820	46,319
Qualcomm Inc	12,533	943,610
Red Hat Inc*	1,433	84,533
SALESFORCE.COM*	3,760	234,511
Sandisk Corp	1,741	129,356
Seagate Technology	2,601	135,746
Teradata Corp.*	1,256	57,676
Teradyne Inc*	1,380	27,986
Texas Instruments	8,319	374,022
Western Digital	1,637	142,403
Xerox Corp	10,310	113,307
Xilinx Inc	2,112	110,246
Total Technology		15,502,123

Utilities (2.84%)
AES Corp/The	4,674	63,800
AGL Resources Inc	850	39,984
Ameren Corp	1,808	73,061
American Electric	3,645	182,979
Centerpoint Energy	2,979	70,453
CMS Energy Corp	2,062	58,623
Consolidated Edison	2,227	124,823
Dominion Resources	4,251	295,020
DTE Energy Co	1,258	90,274
Duke Energy	5,180	$367,159
Edison International	2,433	127,416
Entergy Corp	1,304	83,221
Exelon Corp	6,183	188,025
FirstEnergy Corp	3,123	96,126
Integrys Energy	615	35,221
NextEra Energy Inc.	3,154	288,245
NiSource Inc	2,050	71,381
Northeast Utilities	2,274	101,079
NRG Energy Inc	1,956	56,861
ONE Gas Inc.*	387	13,133
Pepco Holdings Inc	1,700	34,663
PG&E Corp	2,830	124,690
Pinnacle West Cap	806	44,854
PPL Corp	4,208	135,876
Public Service Enter	3,861	141,544
SCANA Corp	845	41,828
Sempra Energy	1,653	156,159
Southern Co/The	6,412	271,548
TECO Energy Inc	1,498	25,136
Wisconsin Energy	1,695	74,512
Xcel Energy Inc	3,728	112,921
Total Utilities		3,590,615

Total Common Stock (Cost $61,256,521)		123,628,023

Preferred Stock (0.00%)
OSH 1 Liquidating Co Series A; 0% Coupon	20	—
Total Preferred Stock (Cost $24)		—

Short-Term Investments (0.79%)

United States Treasury Bills (0.79%)	Par Value
United States T-Bill 03/20/14, DN	$1,000,000	999,968
Total United States Treasury Bills		999,968

Total Short-Term Investments (Cost $999,968)		999,968

Total Investments (Cost $62,256,513) (98.55%)		124,627,991
Other Net Assets (1.45%)		1,831,238
Net Assets (100.00%)		$126,459,229

*	Non-income producing security.

(a)	Futures contracts at Feb 28, 2014: Contracts - $50 times premium / delivery month / commitment

S&P 500 E-mini	Unrealized Appreciation
30 / MAR 2014 / Long	$86,225

(b)	A portion of these shares have been pledged in connection with obligations for futures contracts. (Note 6)

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited)	2/28/2014

Security Description	Shares	Value (Note 1)
Common Stock (98.99%)

Basic Materials (4.33%)
Albemarle Corp	8,907	$587,773
Ashland Inc	7,874	743,069
Cabot Corp	6,690	362,197
Carpenter Technology	4,953	292,970
Commercial Metals Co	13,024	252,014
Compass Minerals Int	3,720	317,502
Cytec Industries Inc	3,993	378,017
Domtar Corp	3,573	395,817
Intrepid Potash*	5,237	77,560
Minerals Tech	3,794	202,979
NewMarket Corp	1,215	449,149
Olin Corp	8,903	233,170
Reliance Steel & Alu	8,455	585,762
Royal Gold, Inc. DL	7,212	495,537
RPM International In	14,789	619,068
Sensient Tech.	5,551	291,039
Steel Dynamics Inc	24,679	430,402
Valspar Corp	8,823	659,519
Total Basic Materials		7,373,544

Communications (3.94%)
Adtran Inc	6,372	166,946
AMC Networks Inc Class A*	6,477	492,382
AOL Inc.*	8,577	375,501
Ciena Corp*	11,260	276,658
Conversant Inc.*	6,868	170,738
Equinix, Inc*	5,418	1,029,203
Factset Research Sys	4,413	464,645
InterDigital Inc.	4,569	139,355
John Wiley & Sons	5,304	307,791
Lamar Advertising Co*	6,194	332,060
Meredith Corp	4,188	195,998
Neustar Inc. Class A*	7,045	252,352
New York Times Co	14,132	232,047
Plantronics Inc	4,730	209,917
Polycom Inc*	15,558	207,855
Rackspace Hosting*	11,802	433,960
RF Micro Devices Inc*	31,124	220,358
Scholastic Corp	2,834	99,984
Telephone & Data Sys	10,876	247,864
Tibco Software Inc.*	16,721	364,351
Time Warner Telecom Class A*	15,944	488,046
Total Communications		6,708,011

Consumer, Cyclical (13.43%)
Advance Auto Parts (b)	7,972	1,015,314
Alaska Air Group Inc	7,641	662,016
American Eagle	18,564	269,735
Ann Inc*	5,016	178,820
Arrow Electronics*	10,966	621,005
Ascena Retail Group*	13,851	253,335
Bally Technologies*	4,296	291,054
Big Lots Inc*	6,439	190,272
Bob Evans Farms Inc	3,095	160,135
Brinker Intl	7,249	398,695
Cabels's Inc*	5,184	343,803
Carter's Inc	5,772	434,805
Cheesecake Factory	5,614	266,777
Chico's FAS Inc	17,603	290,978
Cinemark Holdings	11,452	$336,918
Copart Inc*	12,028	438,180
CST Brands, Inc.	6,833	222,277
Deckers Outdoor Corp*	3,826	284,463
Dicks Sporting Goods	10,881	583,983
Domino's Pizza, Inc.	6,091	481,554
Dreamworks Animation*	7,962	238,143
Foot Locker Inc	16,254	677,954
Guess? Inc	6,504	197,331
Hanesbrands Inc.	10,991	805,420
Herman Miller Inc	6,532	184,072
HNI Corp	5,210	185,216
HSN Inc.	3,670	210,475
Ingram Micro Inc*	16,911	498,029
International Spdway	2,835	95,625
JC Penney Co Inc Hld*	33,300	242,424
JetBlue Airways Corp*	23,748	209,695
KB Home	8,392	171,197
Life Time Fitness*	4,500	212,400
LKQ Corporation*	33,184	925,502
MDC Holdings Inc	4,359	135,957
Mohawk Industries*	6,435	910,746
MSC Indust'l Direct	5,190	448,053
NVR Inc*	466	555,472
Office Depot Inc*	32,067	158,090
Oshkosh Truck Corp	9,717	561,934
Owens & Minor Inc	7,028	244,012
Panera Bread Co*	3,067	556,108
Polaris Industries	7,009	939,416
Regis Corp	4,772	67,094
Scientific Games Cor*	5,308	71,127
Signet Jewelers Ltd	8,814	842,178
Tempur-Pedic Intl*	6,696	347,322
The Wendy's Co	31,636	303,073
Thor Industries Inc	4,882	273,441
Toll Brothers Inc*	16,521	644,484
Tractor Supply Co	15,396	1,086,343
Under Armour Inc.*	8,282	937,108
Watsco Inc	2,947	289,926
Williams-Sonoma Inc	9,740	567,258
World Fuel Services	8,017	360,925
Total Consumer, Cyclical		22,877,669

Consumer, Non-Cyclical (17.83%)
Aaron's Inc.	7,927	243,597
Apollo Edu Group Inc*	10,900	363,297
Bio-Rad Laboratories*	2,287	296,670
Brink's Co/The	5,281	160,595
Charles River Lab*	5,512	327,468
Church & Dwight Inc (b)	15,349	1,043,425
Community Health Sys*	12,212	506,922
Convergys Corp	11,819	241,935
Cooper Cos Inc	5,437	697,078
CoreLogic Inc.*	10,465	341,159
Corporate Executive	3,677	274,966
Covance Inc*	6,194	641,451
Cubist Pharma Inc*	8,100	644,112
Dean Foods Co*	10,340	152,929
Deluxe Corp	5,515	278,397
DeVry Education Grp	6,489	272,603
Endo Pharmaceuticals* (b)	12,670	1,011,319
Flowers Foods Inc	19,077	392,414
FTI Consulting Inc*	4,461	$130,217
Gartner Inc*	10,261	713,755
Global Payments Inc	8,273	581,840
Green Mtn Coffee (b)	13,715	1,505,632
Health Net Inc*	8,800	299,640
Henry Schein Inc* (b)	9,467	1,126,952
Hill-Rom Holdings	6,700	253,461
Hilshire Brands Co	13,358	501,593
HMS Holdings Corp*	9,885	202,247
Hologic Inc*	29,720	647,302
Idexx Laboratories*	5,751	724,051
Ingredion Inc.	8,585	565,236
Jarden Corp*	11,241	690,984
Lancaster Colony	2,241	202,138
Leidos Holdings Inc.	8,000	357,280
LifePoint Hospitals*	5,222	283,294
Mallinckrodt PLC*	6,300	426,447
Manpower Group	8,549	668,190
Masimo Corporation*	5,849	149,442
Matthews Intl Corp	3,003	123,213
Mednax Inc.*	11,064	672,912
Omnicare Inc	11,325	667,043
Post Holdings Inc.*	3,204	183,012
Rent-A-Center Inc	5,843	146,893
Resmed Inc	15,549	684,467
Rollins Inc	7,035	210,065
RR Donnelley & Sons	20,054	383,633
Salix Pharmaceutical*	6,800	733,856
Science Applications	4,600	171,580
Scotts Co/The	4,332	247,401
SEI Investments Co	15,223	511,036
Service Corp Intl	23,444	438,168
Sotheby's	7,605	357,511
Steris Corp	6,492	299,606
SUPERVALU Inc.*	22,173	143,459
Techne Corp	3,629	322,400
Teleflex Inc	4,591	468,236
Thoratec Corporation*	6,583	244,493
Tootsie Roll Ind.	2,456	71,456
Towers Watson & Co. Class A	6,267	683,730
Tupperware Brands	5,660	444,876
United Natural Foods*	5,481	396,715
United Rentals Inc*	10,211	902,040
United Therapeutics*	5,027	509,838
Universal Corp/Richm	2,699	155,597
Universal Health Svs CL B	9,915	795,976
VCA Antech Inc*	10,077	312,085
WellCare Health Plan*	4,828	298,467
WEX Inc.*	4,359	422,038
Whitewave Foods Co Class A*	15,394	435,650
Total Consumer, Non-Cyclical		30,357,490

Energy (5.38%)
Alpha Natural Res*	24,779	133,063
Arch Coal Inc	23,608	107,652
Atwood Oceanics Inc*	6,341	300,500
Bill Barrett Corp*	5,594	141,752
CARBO Ceramics Inc	2,183	270,801
Cimarex Energy Co	9,468	1,095,543
Dresser-Rand Group*	8,514	462,566
Dril-Quip Inc*	4,000	430,240
Energen Corp	7,905	635,878

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2014

Security Description	Shares	Value (Note 1)

Gulfport Energy Corp*	9,200	$608,120
Helix Energy*	11,005	260,158
HollyFrontier Corp (b)	21,876	996,890
Murphy USA Inc.*	4,900	198,744
Oceaneering Intl.	11,843	847,722
Oil States Intl Inc*	5,784	549,017
Patterson-UTI Energy	16,231	472,484
Rosetta Resources*	6,633	294,306
SM Energy Co.	7,223	532,696
Superior Energy Svs	17,756	525,400
Unit Corp*	4,812	295,457
Total Energy		9,158,989

Financial (21.56%)
Affiliated Mgrs Grp* (b)	5,774	1,085,800
Alexander & Baldwin	4,846	201,691
Alexandria REIT	7,824	566,849
Alleghany Corp*	1,872	721,656
American Campus REIT	11,580	427,765
American Finl. Group	7,790	445,276
Apollo Investment	22,201	190,041
Arthur J Gallagher	14,000	646,800
Aspen Insurance Hldg	7,390	277,568
Associated Banc-Corp	18,655	311,352
Astoria Financial Co	9,437	129,287
BancorpSouth, Inc.	8,709	208,406
Bank of Hawaii Corp	4,881	285,294
BioMed Realty Trust REIT	20,484	423,609
BRE Properties REIT	8,533	527,083
Brown & Brown Inc	13,083	393,798
Camden Property Trst REIT	9,399	626,913
Cathay Gen Bancorp	8,233	209,201
CBOE Holdings Inc.	9,691	523,605
City National Corp	5,275	394,728
Commerce Bancshares	8,988	401,404
Corporate Office REIT	8,366	223,121
Corrections Corp REIT	12,610	420,544
Cullen/Frost Bankers	5,736	428,135
Duke Realty Corp REIT	35,779	601,087
East West Bancorp	15,073	537,955
Equity One Inc REIT	6,724	155,997
Essex Property Trust REIT	4,094	684,722
EV Corp	13,027	492,942
Everest Re Group Ltd	5,322	794,255
Extra Space Storage REIT	11,372	558,365
Federal REIT	7,174	798,538
Federated Investors	10,454	286,440
Fidelity Natl. Finan Class A	26,436	873,974
First American Finan	11,880	320,047
First Horizon Nation	26,300	314,811
First Niagara Finl	39,152	355,109
FirstMerit Corp	18,369	381,340
Fulton Financial	21,215	261,157
Greenhill & Co.	3,000	159,810
Hancock Holding Co.	8,985	309,623
Hanover Ins Group	4,957	291,670
HCC Insurance Hlds	10,957	481,012
Highwoods Properties REIT	8,187	308,732
Home Properties Inc REIT	5,450	321,223
Hospitality Ppty REIT	15,309	405,689
International Bancsh	5,988	138,802
Janus Capital Group	16,386	183,359
Jones Lang LaSalle	4,915	$605,528
Kemper Corp.	5,832	226,165
Kilroy Realty Corp REIT	8,334	479,372
Liberty Prop. Trust REIT	13,132	502,430
Mack-Cali Realty REIT	9,381	208,727
Mercury Gen Corp	4,206	190,532
Mid-America Apart. REIT	8,200	554,648
National Retail REIT	12,882	462,335
New York Cmnty Bncrp	48,901	781,438
Old Republic Intl	27,132	422,174
Omega Healthcare REIT	12,220	390,551
Potlatch Corp	4,670	185,119
Primerica Inc.	5,087	227,999
Prosperity Bancshare	4,916	311,232
Protective Life Corp	8,692	453,201
Raymond James Finl.	12,563	663,075
Rayonier Inc REIT	13,795	649,607
Realty Income Corp	21,578	958,495
Regency Centers REIT	10,132	514,402
Reinsurance Grp Amer	7,770	598,212
Senior Housing Ppty REIT	9,493	211,694
Signature Bank*	5,202	681,098
SL Green Realty Corp	9,801	973,533
Stancorp Financial	4,861	321,701
SVB Financial Group*	4,916	618,974
Synovus Financial Co	89,266	310,646
Taubman Centers Inc REIT	7,046	496,391
TCF Financial Corp	17,806	287,033
Trustmark Corp	6,874	165,870
UDR Inc. REIT	27,446	708,381
Valley Natl Bancorp	22,192	223,695
Waddell & Reed Fin.	9,381	653,856
Washington Federal	11,329	253,996
Webster Financial Co	10,000	309,700
Weingarten Realty REIT	12,545	382,623
Westamerica Bancorp	3,016	151,644
WR Berkley Corp	12,235	504,571
Total Financial		36,727,233

Industrial (18.60%)
Acuity Brands Inc	4,744	669,141
Aecom Technology*	11,034	352,426
AGCO Corp	9,909	520,024
Alliant Techsystems	3,505	472,439
AO Smith Corp	8,500	422,450
AptarGroup Inc	7,255	480,063
Avnet Inc	15,236	663,223
B/E Aerospace Inc*	10,782	908,385
Carlisle Cos Inc	7,093	562,617
Clarcor Inc	5,663	328,058
Clean Harbors Inc*	5,336	252,179
Con-Way Inc.	6,247	238,261
Crane Co	5,467	390,453
Donaldson Co Inc	14,982	641,829
Eagle Materials Inc	5,215	461,006
Energizer Holdings	6,884	670,089
Esterline Tech.*	3,453	371,888
Exelis Inc	20,612	421,103
Fortune Brands Home	18,084	845,246
GATX Corp	5,208	337,947
General Cable Corp	5,607	172,583
Genesee & Wyo. Inc Class A*	5,497	543,763
Gentex Corp	15,790	$495,332
Graco Inc	6,743	526,156
Granite Construction	3,874	142,408
Greif Inc	3,373	168,852
Harsco Corp	8,829	221,784
Hubbell Inc	6,006	717,957
Huntington Ingalls	5,449	552,147
IDEX Corp	8,949	671,801
Itron Inc*	4,487	157,045
ITT Corp	9,884	433,908
JB Hunt Transport	10,154	729,768
KBR Inc.	16,199	447,416
Kennametal Inc	8,521	372,709
Kirby Corp*	6,292	658,206
Landstar System Inc	5,002	288,665
Lennox International	5,028	461,973
Lincoln Electric Hld	8,998	674,580
Louisiana-Pacific Co*	15,807	297,014
Martin Marietta Mtls	5,140	626,977
Matson Inc.	4,846	116,886
Mettler-Toledo Inter*	3,277	805,356
Mine Safety Appl Co	3,472	178,634
National Instruments	10,469	303,287
Nordson Corp	6,303	461,127
Packaging Corp Amer.	10,873	792,533
Regal-Beloit Corp	4,674	344,427
Rock-Tenn Co	7,954	887,825
Silgan Holdings Inc	5,028	242,400
Sonoco Products Co	10,991	461,402
SPX Corp	4,961	534,200
Tech Data Corp*	4,245	244,512
Terex Corp	12,371	550,881
Tidewater Inc	5,485	267,229
Timken Co	8,842	533,703
Trimble Navigation* (b)	28,034	1,069,498
Trinity Industries	8,604	617,853
Triumph Group Inc	5,614	366,033
URS Corp	8,197	381,161
UTI Worldwide Inc	9,975	98,154
Valmont Industries	2,476	360,580
Vishay Intertech.	14,822	209,583
Wabtec Corp	10,710	850,054
Waste Connections	13,516	584,837
Werner Enterprises	5,007	129,431
Woodward Inc.	6,767	294,974
Worthington Ind.	5,873	234,098
Zebra Technologies*	5,658	390,345
Total Industrial		31,680,874

Technology (9.36%)
3D Systems Corp*	10,164	772,057
ACI Worldwide Inc*	4,414	264,972
Acxiom Corp*	8,198	305,212
Advanced Micro Devic*	67,000	248,570
Advent Software Inc	3,719	114,173
Allscripts Hlthcare*	17,347	322,134
Ansys Inc*	10,118	845,056
Atmel Corp*	46,803	377,232
Broadridge Financial	13,033	492,126
Cadence Design Sys*	30,869	473,222
Commvault Systems*	4,696	323,460

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2014

Security Description	Shares	Value (Note 1)

Compuware Corp	23,604	$258,464
Concur Technologies*	5,070	625,892
Cree Inc*	13,021	799,881
Cypress Semi. Corp	14,914	146,008
Diebold Inc	7,043	263,338
DST Systems Inc	3,297	309,852
Fair Isaac Corp	3,805	204,443
Fairchild Semiconduc*	14,192	199,823
Informatica Corp*	12,097	502,751
Integrated Dev. Tech*	15,931	187,826
International Rectif*	8,025	216,274
Intersil Corp	14,892	189,426
Jack Henry & Assoc.	9,333	542,527
Lexmark Intl	7,026	296,076
ManTech Intl	2,694	78,853
Mentor Graphics Corp	10,846	234,707
Micros Systems Inc*	8,385	465,451
MSCI Inc.*	13,351	583,572
NCR Corp*	17,836	607,316
PTC Inc.*	13,086	514,411
Riverbed Technology*	18,171	404,850
Rovi Corp.*	11,545	286,778
Semtech Corp*	7,334	182,983
Silicon Laboratories*	4,321	224,562
Skyworks Solutions*	20,550	728,703
Solarwinds Inc.*	6,842	315,964
Solera Holdings Inc.	7,649	523,345
SunEdison Inc.*	26,786	491,791
Synopsys Inc*	16,656	672,902
Verifone Systems Inc*	11,989	347,082
Total Technology		15,944,065

Utilities (4.56%)
Alliant Energy Corp	12,144	658,691
Aqua America Inc	19,558	492,666
Atmos Energy Corp	10,165	468,607
Black Hills Corp	4,587	260,129
Cleco Corp	6,853	338,744
Great Plains Energy	17,219	452,343
Hawaiian Electric	10,833	275,267
Idacorp Inc	5,627	316,181
MDU Resources Group	20,669	701,918
National Fuel Gas Co	9,152	687,498
OGE Energy Corp	21,712	781,632
PNM Resources Inc	8,974	234,670
Questar Corp	19,444	461,795
UGI Corp	12,786	571,406
Vectren Corp	9,231	355,117
Westar Energy Inc	13,837	473,502
WGL Holdings Inc	5,737	230,570
Total Utilities		7,760,736

Total Common Stock (Cost $92,338,482)		168,588,611

Right/Warrant (0.00%)
Community Health Sys CVR*	28,566	1,485
Total Right/Warrant (Cost $1,759)		1,485

Total Investments (Cost $92,340,241) (98.99%)		$168,590,096
Other Net Assets (1.01%)		1,714,960
Net Assets (100.00%)		$170,305,056

*	Non-income producing security.

(a)	Futures contracts at Feb 28, 2014: Contracts - $100 times premium / delivery month / commitment

S&P MidCap E-MINI	Unrealized Appreciation
12 / MAR 2014 / Long	$61,630

(b)	A portion of these shares have been pledged in connection with obligations for futures contracts. (Note 6)

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited)	2/28/2014

Security Description	Shares	Value (Note 1)
Common Stock (95.57%)

Basic Materials (4.28%)
AK Steel Holding Cor*	9,442	$58,635
Amcol International	1,832	81,304
American Vanguard Co	1,690	37,603
Balchem Corp	2,248	113,546
Century Aluminum Co*	4,083	48,343
Clearwater Paper*	1,654	105,608
Deltic Timber Corp	776	48,841
Globe Specialty Mtls	4,542	90,250
Hawkins Inc.	618	22,019
HB Fuller Co	3,779	183,206
Innophos Holdings	1,553	85,291
Kaiser Aluminum Corp	1,409	99,461
KapStone Paper*	6,026	191,567
Kraton Perf Polymers*	2,295	63,663
Materion Corp.	1,549	45,835
Neenah Paper	1,124	56,436
OM Group Inc	2,228	70,405
PH Glatfelter Co	3,044	92,385
PolyOne Corp (b)	7,188	269,549
Quaker Chemical Corp	909	70,248
Schulman A Inc	2,273	78,987
Schweitzer-Mauduit	2,492	119,940
Stepan Company	1,428	86,822
Stillwater Mining Co Dually Listed*	8,967	121,413
Wausau Paper Corp	3,194	42,321
Zep Inc.	1,706	30,026
Total Basic Materials		2,313,704

Communications (4.28%)
Anixter Internationa	2,047	218,927
ARRIS Group Inc* (b)	8,628	247,624
Atlantic Tele-Nwtk	630	41,290
Black Box Corp	1,103	29,340
Blucora Inc.*	2,877	55,353
Blue Nile Inc*	1,051	36,985
CalAmp Corp*	2,332	74,717
Cbeyond Comm Inc*	1,695	11,611
Cincinnati Bell Inc*	14,029	46,997
ComScore Inc.*	2,350	74,307
Comtech Telecom.	1,983	63,476
Dealertrack Tech Inc*	3,294	178,107
Dice Holdings Inc.*	3,715	27,342
EW Scripps Co CL A*	2,319	45,499
FTD Companies Inc.*	1,338	41,558
General Comm. Class A*	2,942	30,626
Harmonic Inc*	8,338	54,114
Harte-Hanks Inc	3,096	24,737
HealthStream Inc*	1,397	40,262
Ixia*	3,738	46,202
Liquidity Services*	1,721	44,092
LogMeIn Inc*	1,585	66,332
Lumos Networks Corp.	906	13,155
NetGear Inc*	2,909	99,430
NIC Inc.	4,493	87,344
NTELOS Holdings Corp	906	12,666
OpenTable, Inc.*	1,726	137,545
Oplink Communication*	1,360	23,827
PC-Tel Inc	942	8,195
Perficient Inc*	2,489	50,800
Procera Networks Inc*	1,380	$15,221
QuinStreet Inc.*	1,826	12,033
Sizmek Inc.*	1,808	22,401
Stamps.com Inc*	1,100	38,698
United Online Inc	956	10,717
USA Mobility Inc	1,400	20,230
VASCO Data Intl Inc*	2,046	16,327
Viasat Inc*	3,352	223,612
XO Group Inc*	1,600	19,104
Total Communications		2,310,803

Consumer, Cyclical (16.20%)
Allegiant Travel	1,121	111,270
Arctic Cat Inc	1,013	47,429
Barnes & Noble Inc*	2,792	53,495
Big 5 Sporting Goods	1,300	19,734
Biglari Holdings Inc*	103	46,246
BJ's Restaurants Inc*	1,643	45,511
Boyd Gaming Corp*	5,235	60,831
Brown Shoe Co Inc	3,087	75,878
Brunswick Corp	6,813	305,154
Buckle Inc/The	2,109	95,685
Buffalo Wild Wings*	1,413	204,885
Callaway Golf Co	5,352	45,064
Casey's Gen. Stores	3,031	207,593
Cash America Intl.	2,136	85,483
Cato Corp/The	1,862	52,266
Childrens Place*	1,875	101,569
Christopher & Banks*	1,875	12,488
Cracker Barrel	1,789	177,916
Crocs Inc.*	6,649	101,264
Daktronics Inc	2,848	40,356
Digital Theater Sys*	1,151	23,377
DineEquity Inc.	1,133	94,889
Dorman Products, Inc*	2,289	131,892
Ethan Allen Interior	1,913	48,074
Ezcorp Inc*	4,078	51,546
First Cash Financial*	2,107	111,313
Francesca's Holdings*	3,184	62,311
Fred's Inc	2,610	52,017
G&K Services Inc	1,371	85,866
Genesco Inc*	1,705	126,596
Group 1 Automotive	1,718	114,694
Haverty Furniture Co	1,506	43,900
Hibbett Sports Inc.*	2,017	115,635
Iconix Brand Group*	5,255	211,461
Interface Inc	4,469	86,073
Interval Leisure	2,925	79,531
Irobot Corp.*	2,156	90,380
Jack in the Box Inc*	3,444	197,858
Jakks Pacific Inc	1,604	11,485
JOS A Bank Clothiers*	1,993	123,725
Kate Spade & Co.*	9,230	315,851
Kirkland's Inc*	1,134	20,049
La-Z-Boy Inc	3,743	95,596
Lithia Motors CL A	1,577	100,013
Lumber Liquidators*	2,069	221,962
M/I Homes, Inc.*	1,832	45,617
Marcus Corp	1,435	20,248
MarineMax Inc*	1,746	25,142
Marriott Vacations*	2,289	120,035
Men's Wearhouse Inc	3,812	205,047
Meritage Homes Corp*	2,561	123,466
Mobile Mini Inc	3,247	$146,147
Monarch Casino & Res*	600	11,310
Multimedia Games Hld*	2,088	68,956
MWI Vet. Supply*	963	156,892
Office Depot Inc*	16,591	81,794
Oxford Industries	1,015	79,434
Papa John's Intl.	2,528	128,675
PEP Boys*	3,995	50,297
Perry Ellis Intl Inc*	700	9,765
PetMed Express, Inc.	1,300	17,940
Pinnacle Entmt.*	4,467	108,548
Pool Corp	3,525	206,072
Quiksilver Inc*	9,389	73,234
Red Robin Gourmet*	1,127	87,827
Ruby Tuesday Inc*	4,509	27,640
Ruth's Hospitality	2,518	31,122
Ryland Group Inc	3,474	161,854
Scansource Inc*	1,941	76,204
Select Comfort Corp*	4,002	72,276
Skechers U.S.A. Class A*	2,975	100,347
Skywest Inc	3,479	44,183
Sonic Automotive Inc	2,552	60,636
Sonic Corp*	3,769	76,812
Spartan Motors Inc	1,900	10,773
Stage Stores Inc	2,706	53,579
Standard Motor	1,388	48,788
Standard Pacific*	10,452	95,218
Stein Mart Inc	2,099	28,525
Steve Madden Ltd*	4,354	158,703
Superior Industries	1,678	30,674
Texas Roadhouse Inc.	4,235	112,016
The Finish Line Inc	3,854	104,135
Titan International	4,028	76,371
Toro Co (b)	4,388	290,617
Tuesday Morning Corp*	2,971	46,466
Unifirst Corp/MA	1,143	125,376
United Stationers	3,342	142,469
Universal Electronic*	1,149	48,017
Vitamin Shoppe, Inc.*	2,287	107,009
VOXX Int'l Corp*	1,050	13,650
Winnebago Industries*	2,101	56,013
Wolverine World Wide	7,358	193,957
Zale Corp*	2,067	44,916
Zumiez Inc*	1,661	39,465
Total Consumer, Cyclical		8,750,468

Consumer, Non-Cyclical (16.23%)
Abaxis Inc*	1,625	61,669
Abiomed Inc.*	2,555	72,025
ABM Industries Inc	3,858	108,911
Acorda Therapeutics*	2,855	104,607
Affymetrix Inc*	4,911	37,913
Air Methods Corp*	2,633	142,235
Akorn, Inc.*	5,357	138,318
Align Technology Inc*	5,192	271,698
Alliance One Inter.*	4,676	12,578
Almost Family Inc*	422	11,571
Amedisys Inc.*	2,128	36,091
American Public Edu*	1,343	47,569
AMN Healthcare Svs*	3,160	44,019
Amsurg Corp*	2,431	106,624
Andersons Inc/The	2,003	109,817
Annie's Inc*	1,080	40,478

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2014

Security Description	Shares	Value (Note 1)

Arqule Inc*	3,181	$7,157
B&G Foods Inc. CL A	3,978	119,181
Bio-Reference Labs*	1,853	46,807
Blyth Inc	708	6,924
Boston Beer Company*	658	155,782
Calavo Growers, Inc.	973	30,299
Cal-Maine Foods Inc	1,124	59,089
Cambrex Corp*	2,109	42,328
Cantel Medical Corp	2,500	80,875
Capella Education Co	1,176	78,180
Cardtronics, Inc.*	3,379	136,917
Career Education*	3,636	26,870
CDI Corp	1,083	19,786
Centene Corp* (b)	4,111	261,789
Central Garden & Pet Class A*	3,900	28,704
Chemed Corp	1,524	128,930
Conmed Corp	1,925	89,744
Corinthian Colleges*	5,867	9,153
CorVel Corp*	1,000	46,010
Cross Country Health*	1,840	19,136
CryoLife Inc	1,813	18,057
Cyberonics Inc*	1,759	120,439
Cynosure Inc. Class A*	1,336	41,122
Diamond Foods, Inc.*	1,527	43,855
Emergent Biosolution*	2,156	53,339
Ensign Group Inc.	1,469	58,172
Exlservice Holdings*	2,315	64,797
Forrester Research	996	36,075
Gentiva Health Svs.*	1,927	20,638
Greatbatch Inc*	1,810	78,427
Green Dot Corp.*	1,597	32,180
Haemonetics Corp/Mas*	3,867	141,068
Hain Celestial Group*	3,589	320,498
Hanger Inc.*	2,615	92,702
Healthcare Services	5,258	141,598
Healthways Inc.*	1,971	29,486
Heartland Payment	2,657	107,449
Heidrick & Struggles	972	17,875
Helen of Troy*	2,216	144,727
Hi-Tech Pharmacal Co*	736	31,913
ICU Medical Inc*	981	56,761
Impax Laboratories*	4,707	121,299
Insperity Inc.	1,536	44,836
Integra LifeSciences*	1,486	69,901
Inter Parfums, Inc	1,098	36,904
Invacare Corp	2,104	41,701
IPC The Hospitalist*	1,267	65,035
ITT Educational Svs*	1,371	42,542
J&J Snack Foods Corp	1,032	95,852
Kelly Services Inc	2,051	51,603
Kindred Healthcare	3,771	81,680
Korn/Ferry Intl*	3,414	86,681
Landauer Inc	600	29,076
LHC Group Inc*	1,000	23,560
Lincoln Educational	1,526	6,867
Live Nation Ent. Inc*	10,603	240,582
Luminex Corporation*	2,720	50,266
Magellan Health Svs.*	2,257	137,993
MAXIMUS Inc (b)	5,131	245,210
Medifast Inc*	932	24,549
Meridian Bioscience	2,957	61,683
Merit Medical System*	3,045	45,949
Molina Healthcare*	2,131	80,296
Momenta Pharm.*	3,238	$47,922
Monro Muffler Brake	2,193	130,856
Monster Worldwide*	8,505	67,785
Natus Medical Inc*	2,086	52,359
Navigant Consulting*	3,400	59,262
Neogen Corp*	2,644	114,538
Nutr/System, Inc	1,800	26,496
NuVasive Inc.*	3,352	123,186
On Assignment Inc*	3,468	119,299
Parexel Intl*	4,229	226,548
Pharmerica Corp*	1,800	43,380
Prestige Brands Hldg*	3,850	109,687
Questcor Pharma. (b)	4,322	262,563
Resources Connection	2,990	40,963
RR Donnelley & Sons	1,149	21,982
Sanderson Farms Inc	1,523	117,027
Seneca Foods Corp.*	660	19,985
Snyders-Lance Inc	3,655	99,014
Spartan Stores Inc	2,704	61,083
Spectrum Pharma*	3,664	30,594
Strayer Education*	818	39,076
SurModics Inc*	809	20,144
Symmetry Medical Inc*	2,200	23,276
TeleTech Holdings*	1,900	45,752
The Medicines Co*	4,703	143,677
TreeHouse Foods Inc*	2,737	195,039
Trueblue, Inc.*	2,823	80,399
Universal Technical	1,300	17,589
Viad Corp	1,409	33,886
WD-40 Co	1,126	82,097
West Pharmaceutical (b)	5,251	239,341
Total Consumer, Non-Cyclical		8,769,832

Energy (3.80%)
Approach Resources*	2,642	58,837
Basic Energy Service*	1,681	40,092
C&J Energy Services*	3,104	80,238
Carrizo Oil & Gas*	2,798	139,173
Cloud Peak Energy*	4,346	84,312
Comstock Resources	3,189	63,015
Contango Oil & Gas*	1,147	54,391
Exterran Holdings*	4,618	189,199
Flotek Industries*	3,392	86,326
Forest Oil Corp*	8,632	17,350
Geospace Tech. Corp.*	907	69,630
Gulf Island Fabricat	900	18,873
Hornbeck Offshore*	2,439	104,292
ION Geophysical Corp*	10,598	43,134
Matrix Service Co*	1,964	63,575
Newpark Resources*	6,584	73,214
Northern Oil and Gas*	4,291	59,731
PDC Energy Inc.*	2,681	166,571
Penn Virginia Corp*	3,836	58,115
Petroquest Energy*	4,015	18,991
Pioneer Energy Svs.*	3,915	44,631
SEACOR Holdings Inc*	1,546	136,759
Stone Energy Corp*	3,763	135,242
SunCoke Energy, Inc*	4,989	111,155
Swift Energy Co*	2,894	28,940
Tesco Corp.*	2,282	43,290
Tetra Technologies*	5,529	66,348
Total Energy		2,055,424

Financial (19.97%)
Acadia Realty Trust REIT	3,984	$105,377
Agree Realty Corp REIT	910	27,973
American Assets Trst REIT	2,586	85,519
Amerisafe Inc	1,249	54,381
Assoc. Estates Rlty REIT	3,643	62,295
Bank Mutual Corp	3,500	23,170
Bank of the Ozarks	2,346	148,783
Banner Corp	1,468	58,265
BBCN Bancorp Inc.	5,555	94,546
BofI Holding Inc*	899	83,697
Boston Private Finl.	5,516	71,929
Brookline Bancorp	4,990	45,559
Calamos Asset Mgt	1,436	17,131
Capstead Mortgage REIT	7,205	92,872
Cardinal Financial	2,277	39,255
Cedar Realty Trust REIT	3,975	24,446
City Holding Co	1,180	52,250
Columbia Banking Sys	3,691	96,778
Community Bank Sys	3,028	110,310
Coresite Realty Corp REIT	1,546	48,142
Cousins Properties REIT	13,274	153,315
CVB Financial Corp.	7,032	109,488
DiamondRock Hospital REIT	14,708	185,615
Dime Community Bancs	1,914	32,155
EastGroup Properties REIT	2,188	135,744
eHealth, Inc*	1,639	78,672
Employers Holdings	3,092	60,820
Encore Capital Group*	1,642	79,834
EPR Properties REIT	3,820	203,453
Evercore Partners	2,360	131,310
F.N.B. Corp	11,590	141,282
Financial Engines	3,738	211,233
First BanCorp/PR*	7,476	38,950
First Commonwealth	7,457	63,534
First Financial Banc	4,036	68,773
First Financial Bankshares, Inc.	2,285	138,197
First Midwest Banc.	5,380	89,685
Forestar Group Inc.*	2,556	48,206
Franklin Street Ppty REIT	6,305	78,939
FXCM, Inc. Class A	2,089	35,200
Geo Group Inc/The REIT	5,418	174,622
Getty Realty Corp REIT	1,740	33,478
Glacier Bancorp Inc	5,537	153,652
Government Prop Inc. REIT	3,954	98,494
Hanmi Financial Corp	2,241	52,507
HCI Group Inc	756	36,606
Healthcare Rlty Trst REIT	6,907	165,561
HFF Inc. CL A	2,314	73,817
Higher One Holdings*	2,333	18,664
Home Bancshares Inc.	3,513	117,896
Horace Mann Edu.	2,871	82,139
Independent Bank	1,699	62,506
Infinity Prop & Cas	809	59,664
Inland Real Estate REIT	6,298	67,452
Interactive Brokers Class A	3,759	83,600
Investment Tech.*	2,751	47,537
Kite Realty Group REIT	6,220	38,440
LaSalle Hotel Pptys REIT (b)	7,747	242,790
Lexington REIT	15,261	174,128
LTC Properties REIT	2,475	93,258
MarketAxess Holdings	2,826	166,847
MB Financial Inc	3,877	118,365

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2014

Security Description	Shares	Value (Note 1)

Meadowbrook Ins.	3,842	$20,632
Medical Pptys Trust REIT	12,045	158,874
Natl Penn Bancshares	8,667	93,604
Navigators Group Inc*	800	48,496
NBT Bancorp Inc.	3,168	74,385
Northwest Bancshares	7,350	105,473
Old National Bancorp	7,591	106,502
Oritani Financial Co	2,767	43,331
Outerwall Inc.*	2,297	162,467
PacWest Bancorp	2,845	123,473
Parkway Properties REIT	3,034	55,917
Pennsylvania REIT	5,127	96,183
Pinnacle Financial	2,491	89,875
Piper Jaffray Cos*	1,018	42,654
Portfolio Recovery*	3,702	200,759
Post Properties Inc. REIT	4,109	199,410
PrivateBancorp Inc	4,909	141,674
ProAssurance Corp	4,654	211,570
Prospect Energy Corp	19,540	215,721
Provident Financial	4,009	74,407
PS Business Parks REIT	1,301	109,310
RLI Corp	2,416	104,202
S&T Bancorp Inc.	2,060	47,524
Sabra Healthcare REIT	2,638	75,104
Safety Insurance Grp	1,100	61,413
Saul Centers, Inc. REIT	796	36,990
Selective Insurance	4,193	96,607
Simmons First Natl Class A	1,247	44,431
Sovran Self Storage REIT	2,271	168,031
Sterling Bancorp/DE	2,811	36,093
Stewart Information	1,570	58,059
Stifel Financial*	4,276	205,633
Susquehanna Bancshs	14,084	154,079
SWS Group Inc*	1,780	14,507
Tanger Outlet Center REIT (b)	7,105	243,772
Taylor Capital Group*	1,052	24,827
Texas Capital*	3,075	193,571
Tompkins Financial	814	39,406
Tower Group Int'l	3,392	9,362
Trustco Bank Corp NY	6,679	45,150
UMB Financial Corp	2,781	173,368
Umpqua Holdings Corp	8,270	146,958
United Bankshares	3,257	95,854
United Community*	3,286	54,843
United Fire Group	1,500	43,470
Univ Health Realty REIT	868	36,959
Urstadt Biddle Pptys Class A REIT	1,911	37,475
ViewPoint Financial	2,522	63,050
Virtus Investment*	518	95,913
Wageworks Inc*	2,188	129,420
Wilshire Bancorp Inc	4,087	41,483
Wintrust Financial	2,989	138,331
World Acceptance*	1,143	109,557
Total Financial		10,789,265

Industrial (17.89%)
Aaon Inc	2,100	62,748
AAR Corp	2,949	85,226
Actuant Corp	5,512	193,251
Advanced Energy Ind.*	2,791	76,585
Aegion Corp*	2,910	67,367
Aerovironment Inc.*	1,484	46,360
Albany International	2,105	$75,948
AM Castle & Co*	1,282	18,743
American Science&Eng	603	39,647
Analogic Corp	900	84,834
AO Smith Corp	5,847	290,595
Apogee Enterprises	2,162	74,005
Applied Industrial	3,176	162,071
Arkansas Best Corp	1,834	60,999
Astec Industries Inc	1,314	52,849
Atlas Air Worldwide*	1,868	56,283
AZZ Incorporated	1,917	85,057
Badger Meter Inc	981	53,877
Barnes Group Inc	3,255	125,155
Bel Fuse Inc	579	11,001
Belden Inc. (b)	3,409	245,891
Benchmark Electronic*	4,413	105,206
Brady Corp Class A	3,802	101,704
Briggs & Stratton Co	3,633	82,760
Bristow Group Inc.	2,735	212,236
Calgon Carbon Corp*	4,071	81,949
Checkpoint Systems*	2,878	42,163
CIRCOR International	1,322	94,602
Cognex Corp* (b)	6,218	234,170
Coherent Inc*	1,839	125,328
Comfort Systems USA	2,808	46,135
CTS Corp	2,535	51,765
Cubic Corp	1,450	75,400
Curtiss-Wright Corp	3,542	241,423
Darling Intl.*	8,894	179,481
Drew Industries Inc	1,638	80,655
DXP Enterprises Inc.*	709	72,148
Dycom Industries Inc*	2,323	67,111
Electro Scientific	1,841	17,361
EMCOR Group Inc	5,048	236,145
Encore Wire	1,400	73,206
EnerSys (b)	3,582	254,465
Engility Holdings*	1,160	48,407
EnPro Industries Inc*	1,486	106,442
ERA Group Inc.*	1,546	43,675
ESCO Technologies	1,989	71,286
Exponent Inc	1,013	72,166
Faro Technologies*	1,287	74,054
Federal Signal Corp*	4,325	55,576
FEI Co (b)	3,141	322,424
Forward Air Corp	2,300	99,498
Franklin Electric Co	2,933	127,849
GenCorp Inc*	4,277	79,681
Gibraltar Industries*	2,171	40,012
Griffon Corp	3,366	41,738
Haynes International	874	43,289
Headwaters Inc*	5,502	73,342
Heartland Express	3,631	74,000
Hillenbrand Inc	4,521	135,087
HUB Group Inc*	2,500	97,675
II-VI Inc*	3,686	60,414
Intervac Inc*	1,100	8,283
John Bean Tech.	2,067	62,341
Kaman Corp	1,879	74,634
Knight Trans.	4,476	96,144
Koppers Holdings	1,485	58,717
Lindsay Corp.	905	76,798
Littelfuse Inc	1,627	153,540
LSB Industries, Inc.*	1,435	46,910
Lydall Inc*	1,260	$25,528
Measurement Specialt*	1,097	66,917
Methode Electronics	2,454	83,191
Moog Inc*	3,410	211,181
Movado Group Inc	1,360	53,543
Mueller Industries	2,732	170,695
Myers Industries Inc	2,549	54,804
National Presto Ind.	327	25,192
Newport Corp*	2,500	51,750
Old Dominion Freight*	5,251	279,562
Olympic Steel Inc	500	13,755
Orbital Sciences*	4,527	128,657
Orion Marine Group*	1,870	21,112
OSI Systems Inc*	1,366	83,968
Park Electrochemical	1,318	37,550
Plexus Corp*	2,500	102,875
Powell Industries	616	41,968
Quanex Building	2,706	52,605
Rofin-Sinar Tech.*	2,059	48,325
Rogers Corp*	1,304	84,369
RTI Intl Metals*	2,177	59,149
Saia Inc.*	1,827	63,105
Simpson Mfg.	2,893	102,268
Standex Intl.	901	49,834
Sturm Ruger & Co Inc	1,455	92,742
Teledyne Tech.* (b)	2,817	276,009
Tennant Company	1,324	81,108
Tetra Tech Inc*	4,853	140,155
Texas Industries*	2,008	170,479
Tredegar Corp	1,893	47,155
TTM Technologies Inc*	4,103	34,465
Universal Forest	1,405	78,301
Vicor Corp*	1,051	11,319
Watts Water Tech.	2,113	130,203
Total Industrial		9,661,726

Technology (9.63%)
Agilysys Inc*	1,491	21,649
ATMI Inc*	2,400	81,624
Avid Technology Inc*	2,399	15,833
Blackbaud Inc.	3,442	107,803
Bottomline Tech Inc*	2,622	93,579
Brooks Automation	4,331	44,912
Cabot Microelec.*	1,677	74,073
CACI Intl Inc Class A*	2,194	172,954
Ceva Inc*	1,529	27,644
Ciber Inc*	5,122	24,483
Cirrus Logic, Inc.*	4,885	94,036
Cohu Inc	1,484	14,974
Computer Programs	791	54,128
CSG Systems Intl.	2,543	71,204
Digi International*	1,689	16,130
Digital River Inc*	2,536	45,065
Diodes Inc*	2,499	59,501
DSP Group Inc*	1,496	12,656
Ebix Inc.	2,652	43,095
Elec. For Imaging*	3,295	146,957
Entropic Comm. Inc.*	6,290	27,550
EPIQ Systems Inc	2,381	33,763
Exar Corp*	3,573	40,911
GT Adv Tech Inc*	8,450	121,089
Hittite Microwave	2,375	140,078
iGATE Corporation*	2,019	68,343

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2014

Security Description	Shares	Value (Note 1)

Insight Enterprises*	2,982	$68,526
Interactive Intell.*	1,057	84,169
j2 Global Inc.	3,311	170,186
Kopin Corp*	3,225	12,868
Kulicke & Soffa Ind.*	5,154	59,477
LivePerson Inc.*	3,226	42,196
Manhattan Associates*	6,192	234,616
Medidata Solutions* (b)	3,772	241,786
Mercury Systems Inc.*	2,030	22,533
Micrel Inc	3,300	34,452
Microsemi Corp*	6,721	154,986
MicroStrategy Inc.*	680	87,808
MKS Instruments Inc	4,000	120,240
Monolithic Power Sys*	2,491	89,277
Monotype Imaging	2,918	82,988
MTS Systems Corp	1,174	83,307
Nanometrics Inc*	1,246	22,877
NetScout Systems Inc*	2,801	106,382
Omnicell, Inc.*	2,621	75,432
Pericom Semi.*	1,192	9,643
Power Integrations	2,227	131,683
Progress Software Co*	4,514	112,579
QLogic Corp*	6,441	73,556
Quality Systems Inc	3,273	57,147
Rubicon Technology*	1,219	15,737
Rudolph Technologies*	2,269	26,025
Sigma Designs Inc*	1,600	7,840
Super Micro Computer*	2,442	49,304
Supertex Inc*	890	29,308
Sykes Enterprises*	2,956	58,174
Synaptics Inc*	2,517	163,706
Synchronoss Tech*	2,264	77,836
Synnex Corp*	1,978	117,651
Take-Two Interactive*	6,639	131,253
Tangoe Inc*	2,294	43,632
Tessera Technologies	3,684	80,016
Triquint Semi.*	11,743	143,734
Tyler Technologies*	2,108	197,689
Ultratech Inc*	1,810	47,458
Veeco Instruments*	2,931	115,921
Virtusa Corporation*	1,755	63,829
Total Technology		5,201,861

Utilities (3.29%)
Allete Inc	2,747	138,751
American States Wtr	2,688	80,721
Avista Corp	4,513	133,585
El Paso Electric Co	2,842	100,181
Laclede Grp Inc/The	2,196	100,687
New Jersey Resources	2,989	134,535
Northwest Nat. Gas	1,924	82,482
NorthWestern Corp.	2,893	132,904
Piedmont Natural Gas	5,713	193,213
South Jersey Ind	2,418	138,261
Southwest Gas Corp	3,486	188,314
UIL Holdings Corp	4,204	162,779
UNS Energy Corp.	3,121	188,851
Total Utilities		1,775,264

Total Common Stock (Cost $33,611,115)		51,628,347

Security Description	Par Value	Value (Note 1)
Short-Term Investments (0.74%)

United States Treasury Bills (0.74%)
United States T-Bill 03/20/14, DN	$400,000	$399,987
Total United States Treasury Bills		399,987

Total Short-Term Investments (Cost $399,987)		399,987

Total Investments (Cost $34,011,102) (96.31%)		52,028,334
Other Net Assets (3.69%)		1,992,631
Net Assets (100.00%)		$54,020,965

*	Non-income producing security.

(a)	Futures contracts at Feb 28, 2014: Contracts - $100 times premium / delivery month / commitment

Russell 2000 MINI	Unrealized Appreciation
20 / MAR 2014 / Long	$91,750

(b)	A portion of these shares have been pledged in connection with obligations for futures contracts. (Note 6)

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited)	2/28/2014

Security Description	Shares	Value (Note 1)
Common Stock (98.70%)

Basic Materials (4.07%)
Chemicals (4.07%)
EI Du Pont de Nemour	19,286	$1,284,833
PPG Industries Inc	18,800	3,719,016
Praxair Inc	15,167	1,977,322
Sensient Tech.	17,000	891,310
Total Basic Materials		7,872,481

Communications (5.62%)
Media (2.11%)
Walt Disney Co	50,535	4,083,733

Telecommunications (3.51%)
AT&T Inc	86,469	2,760,955
Rogers Comm Inc. DL USD$ Class B	20,140	778,814
Verizon Comm.	68,242	3,246,954
		6,786,723

Total Communications		10,870,456

Consumer, Cyclical (6.81%)
Auto Manufacturers (1.26%)
Ford Motor Co	158,000	2,431,620

Retail (5.55%)
Home Depot Inc	46,150	3,785,685
McDonald's Corp	25,868	2,461,340
Ross Stores Inc	24,384	1,775,155
Target Corp	43,339	2,710,421
		10,732,601

Total Consumer, Cyclical		13,164,221

Consumer, Non-Cyclical (22.93%)
Agriculture (1.93%)
Altria Group Inc	52,900	1,918,154
Reynolds American	35,584	1,808,735
		3,726,889

Beverages (1.39%)
PepsiCo Inc	33,600	2,690,352

Biotechnology (3.09%)
Celgene Corp.*	17,607	2,830,325
Gilead Sciences Inc*	38,000	3,146,020
		5,976,345

Commercial Services (0.57%)
Moody's Corp	13,992	1,105,368

Cosmetics / Personal Care (2.60%)
Colgate-Palmolive Co	20,400	1,281,732
Procter & Gamble Co	47,580	3,742,643
		5,024,375

Food (0.62%)
ConAgra Foods Inc	42,450	1,205,580

Healthcare - Products (3.75%)
Baxter International	45,886	$3,189,077
Johnson & Johnson	43,800	4,034,856
		7,223,933

Healthcare - Services (3.55%)
Aetna Inc	20,984	1,525,747
Healthsouth Corp.	74,000	2,418,320
WellPoint Inc (New)	32,300	2,926,057
		6,870,124

Household Products / Wares (0.96%)
Kimberly-Clark Corp	16,800	1,853,880

Pharmaceuticals (4.47%)
Abbott Laboratories	41,610	1,655,246
AbbVie Inc.	41,610	2,118,365
AmerisourceBergen Co	45,612	3,094,774
Merck & Co Inc	30,900	1,760,991
		8,629,376

Total Consumer, Non-Cyclical		44,306,222

Energy (12.99%)
Oil & Gas (10.51%)
Anadarko Petroleum	21,340	1,795,974
Apache Corp	25,626	2,031,886
BP PLC ADR	51,700	2,616,537
Chevron Corp	56,524	6,518,912
ConocoPhillips	19,648	1,306,592
Devon Energy Corp	15,952	1,027,628
Exxon Mobil Corp	32,936	3,170,749
Royal Dutch Shell	25,500	1,858,185
		20,326,463

Oil & Gas Services (2.13%)
Baker Hughes Inc	27,455	1,737,352
Schlumberger Ltd	25,500	2,371,500
		4,108,852

Pipelines (0.35%)
Spectra Energy Corp.	18,000	671,040

Total Energy		25,106,355

Financial (16.10%)
Banks (10.32%)
Bank of America Corp	40,000	661,200
Bank of NY Mellon	21,450	686,400
Goldman Sachs Group	28,950	4,818,728
JPMorgan Chase & Co	110,198	6,261,450
State Street Corp	14,400	945,648
US Bancorp	60,600	2,493,084
Wells Fargo & Co	87,889	4,079,807
		19,946,317

Diversified Financial Services (3.03%)
BlackRock, Inc.	9,000	2,743,560
IntercontinentalEx.	4,504	940,615
Morgan Stanley	70,450	2,169,860
		5,854,035

Insurance (2.75%)
Arthur J Gallagher	32,400	$1,496,880
Aspen Insurance Hldg	26,315	988,391
Fidelity Natl. Finan Class A	4,889	161,630
Marsh & McLennan Cos	13,600	654,976
Principal Financial	28,150	1,276,603
Stancorp Financial	11,150	737,907
		5,316,387

Total Financial		31,116,739

Industrial (10.77%)
Aerospace/Defense (3.80%)
Boeing Co	17,000	2,191,640
Northrop Grumman	8,600	1,040,858
Rockwell Collins Inc	12,400	1,023,496
United Technologies	26,500	3,101,030
		7,357,024

Electronics (0.29%)
Agilent Technologies	9,870	561,899

Machinery - Construction & Mining (1.42%)
Caterpillar Inc	28,342	2,748,324

Miscellaneous Manufacturing (3.18%)
3M Co	23,812	3,208,191
Danaher Corp	38,300	2,929,567
		6,137,758

Transportation (2.08)%
FedEx Corp	4,830	643,984
Seaspan Corp.	25,000	545,250
Union Pacific Corp	5,475	987,581
United Parcel Svs.	19,260	1,844,530
		4,021,345

Total Industrial		20,826,350

Technology (13.38%)
Computers (5.18%)
Apple Inc.	11,200	5,893,889
EMC Corp	29,720	783,716
Hewlett-Packard Co	50,000	1,494,000
Intl Bus Machines	9,860	1,825,776
		9,997,381

Semiconductors (4.63%)
Analog Devices Inc	14,040	713,513
Intel Corp	122,563	3,034,660
Kla-Tencor Corp	10,440	680,166
Linear Technology Co	26,180	1,226,271
Qualcomm Inc	26,775	2,015,890
Taiwan Semi Mfg Co ADR	30,000	542,100
Texas Instruments	16,500	741,840
		8,954,440

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2014

Security Description	Shares	Value (Note 1)

Software (3.57%)
Microsoft Corp	77,733	$2,977,952
Oracle Corp	64,130	2,508,124
Paychex Inc	34,000	1,419,840
		6,905,916

Total Technology		25,857,737

Utilities (6.03%)
Electric (5.15%)
Ameren Corp	22,900	925,389
Consolidated Edison	31,700	1,776,785
DTE Energy Co	7,000	502,320
Duke Energy	26,999	1,913,688
Entergy Corp	11,946	762,394
Exelon Corp	18,746	570,066
FirstEnergy Corp	23,574	725,608
NextEra Energy Inc.	11,200	1,023,568
PG&E Corp	15,000	660,900
Pinnacle West Cap	11,000	612,150
Southern Co/The	11,500	487,025
		9,959,893

Gas (0.88%)
NiSource Inc	27,000	940,140
Sempra Energy	8,050	760,484
		1,700,624

Total Utilities		11,660,517

Total Common Stock (Cost $109,581,695)		190,781,078

Total Investments (Cost $109,581,695) (98.70%)		190,781,078
Other Net Assets (1.30%)		2,513,995
Net Assets (100.00%)		$193,295,073

*    Non-income producing security.

See accompanying notes to financial statements.

European Growth & Income Fund	Portfolio of Investments (Unaudited)	2/28/2014

Security Description	Shares	Value (Note 1)
Common Stock (99.24%)

Basic Materials (7.49%)
Chemicals (2.69%)
BASF SE	3,488	$398,539

Iron / Steel (0.03%)
APERAM Registry Shares*	185	4,150

Mining (4.77%)
Anglo American plc ADR	11,403	144,248
BHP Billiton LTD ADR	4,500	310,050
Rio Tinto PLC ADR	4,400	252,120
		706,418

Total Basic Materials		1,109,107

Communications (6.28%)
Telecommunications (6.28%)
Deutsche Telekom AG ADR	11,525	194,415
Nokia ADR*	15,928	120,734
Orange ADR	7,700	95,711
Telefonaktiebolaget LM Ericsson ADR	12,888	166,384
Telefonica SA	23,195	353,028
Total Communications		930,272

Consumer, Cyclical (4.71%)
Apparel (2.32%)
LVMH Moet Hennessy ADR	9,300	343,635

Auto Manufacturers (2.39%)
Daimler AG	3,835	354,354

Total Consumer, Cyclical		697,989

Consumer, Non-Cyclical (34.37%)
Agriculture (3.01%)
Brit American Tob. ADR	4,100	446,039

Beverages (5.64%)
Anheuser-Busch InBev ADR	4,700	491,667
Diageo PLC ADR	2,735	343,817
		835,484

Food (8.06%)
Nestle SA ADR	12,412	936,362
Unilever NV	6,508	257,456
		1,193,818

Pharmaceuticals (17.66%)
Bayer AG ADR	4,115	581,120
Novartis AG ADR	10,757	894,768
Roche Holding AG ADR	19,264	739,352
Sanofi Aventis ADR	7,700	399,168
		2,614,408

Total Consumer, Non-Cyclical		5,089,749

Energy (11.95%)
Oil & Gas (11.95%)
BP PLC ADR	6,876	$347,994
ENI SpA ADR	7,482	358,687
Royal Dutch Shell	7,220	526,121
Total SA ADR	8,258	535,945
Total Energy		1,768,747

Financial (25.77%)
Banks (17.42%)
Banco Bilbao Vizcaya	15,096	185,832
Banco Santander ADR	65,493	592,716
Barclays PLC ADR	10,938	185,946
BNP Paribas ADR	5,452	222,823
Deutsche Bank AG	5,544	267,997
HSBC Holdings PLC	11,779	621,814
Intesa Sanpaolo ADR	5,800	107,242
Societe Generale ADR	10,900	144,207
UBS AG	11,792	251,877
		2,580,454

Diversified Financial Services (0.88%)
Credit Suisse Group	4,151	130,217

Insurance (7.47%)
Allianz AG ADR	18,157	322,650
AXA ADR	18,984	492,635
ING Groep NV ADR*	20,000	290,400
		1,105,685

Total Financial		3,816,356

Industrial (5.14%)
Building Materials (0.80%)
CRH PLC ADR	4,000	117,840

Electronics (0.98%)
Koninklijke Philips ADR	4,184	145,812

Miscellaneous Manufacturing (3.36%)
Siemens AG	3,735	497,241

Total Industrial		760,893

Technology (1.99%)
Software (1.99%)
SAP AG ADR	3,667	294,423
Total Technology		294,423

Utilities (1.54%)
Electric (1.54%)
E.ON AG	6,935	131,695
GDF Suez ADR	3,758	95,604
Total Utilities		227,299

Total Common Stock (Cost $12,507,626)		14,694,835

Total Investments (Cost $12,507,626) (99.24%)		$14,694,835
Other Net Assets (0.76%)		112,509
Net Assets (100.00%)		$14,807,344

*    Non-income producing security.

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited)	2/28/2014

Security Description	Shares	Value (Note 1)
Common Stock (96.27%)

Basic Materials (0.26%)
Chemicals (0.26%)
Sigma-Aldrich Corp	2,494	$235,459
Total Basic Materials		235,459

Communications (34.06%)
Internet (21.86%)
Amazon.Com Inc*	9,759	3,533,734
Baidu Inc. ADR*	6,199	1,059,595
Charter Comm. Inc.*	2,051	260,005
eBay Inc*	28,396	1,668,833
Equinix, Inc*	1,037	196,989
Expedia Inc	2,349	184,467
F5 Networks Inc*	1,528	171,656
Facebook Inc*	40,218	2,753,324
Google Inc*	4,911	5,970,056
Liberty Interactive Class A*	9,375	273,750
NetFlix Inc*	1,373	611,850
Priceline.com Inc*	1,132	1,526,887
Symantec Corp	13,710	294,491
TripAdvisor Inc.*	2,546	255,211
Yahoo! Inc*	23,265	899,658
		19,660,506

Media (7.82%)
Comcast Corp	45,992	2,377,325
DIRECTV*	12,423	964,025
Discovery Comm. Series A*	2,886	240,462
DISH Network Corp.*	4,321	254,248
Liberty Global Plc*	5,008	433,442
Liberty Media Corp.*	2,066	283,373
Sirius XM Holdings*	149,906	541,161
Twenty-First Century Class A	33,318	1,117,486
Viacom Inc (New)	9,384	823,258
		7,034,780

Telecommunications (4.38%)
Cisco Systems Inc	114,936	2,505,605
SBA Communications Class A*	2,676	254,675
Verizon Comm.	5,966	283,858
VimpelCom Ltd. ADR	37,443	380,421
Vodafone Group PLC ADR	12,373	514,349
		3,938,908

Total Communications		30,634,194
Consumer, Cyclical (7.35%)
Auto Manufacturers (1.43%)
Paccar Inc	8,671	570,899
Tesla Motors, Inc.*	2,942	720,231
		1,291,130

Distribution / Wholesale (0.31%)
Fastenal Co	5,845	275,826

Lodging (1.02%)
Marriott Intl Class A	5,894	319,632
Wynn Resorts Ltd	2,457	595,798
		915,430
Retail (4.31%)
Bed Bath & Beyond*	4,229	$286,811
Costco Wholesale	9,957	1,162,978
Dollar Tree Inc.*	4,253	232,937
O'Reilly Automotive*	2,237	337,451
Ross Stores Inc	4,268	310,710
Staples Inc	12,599	171,220
Starbucks Corp	16,745	1,188,226
Tractor Supply Co	2,749	193,969
		3,884,302

Toys / Games / Hobbies (0.28%)
Mattel Inc	6,666	248,708

Total Consumer, Cyclical		6,615,396

Consumer, Non-Cyclical (19.11%)
Beverages (0.67%)
Green Mtn Coffee	3,107	341,086
Monster Beverage Co*	3,495	258,630
		599,716

Biotechnology (11.61%)
Alexion Pharma Inc.*	4,516	798,429
Amgen Inc	16,344	2,026,983
Biogen Idec Inc*	5,159	1,757,568
Celgene Corp.*	9,059	1,456,234
Gilead Sciences Inc*	32,903	2,724,039
Illumina Inc*	3,106	532,648
Regeneron Pharma.*	2,266	753,445
Vertex Pharma.*	4,873	394,031
		10,443,377

Commercial Services (1.20%)
Automatic Data	11,049	859,391
Verisk Analytics Inc Class A*	3,507	223,449
		1,082,840

Food (2.84%)
Kraft Foods Group	13,863	766,208
Mondelez Int'l Inc.	38,833	1,321,487
Whole Foods Market	8,629	466,397
		2,554,092

Healthcare - Products (0.59%)
Henry Schein Inc*	1,649	196,297
Intuitive Surgical*	757	336,736
		533,033

Pharmaceuticals (2.20%)
Catamaran Corp. USD$ DL*	4,301	193,889
Express Scripts Hldg*	17,807	1,341,045
Mylan Inc*	7,982	443,560
		1,978,494

Total Consumer, Non-Cyclical		17,191,552

Industrial (0.77%)
Electronics (0.22%)
Garmin Ltd	3,725	199,884

Environmental Control (0.21%)
Stericycle Inc*	1,638	$186,732

Transportation (0.34%)
CH Robinson WW	2,866	148,631
Expeditors Intl.	3,937	155,551
		304,182

Total Industrial		690,798

Technology (34.72%)
Computers (12.31%)
Apple Inc. (b)	16,868	8,876,617
Cognizant Technology*	6,954	723,633
NetApp, Inc.	6,713	271,272
Sandisk Corp	4,585	340,666
Seagate Technology	6,665	347,846
Western Digital	5,821	506,369
		11,066,403
Semiconductors (11.60%)
Altera Corp	12,494	453,657
Analog Devices Inc	6,484	329,517
Applied Materials	29,167	553,006
Avago Technologies	5,159	318,310
Broadcom Corp	10,799	320,946
Intel Corp	106,752	2,643,180
Kla-Tencor Corp	3,474	226,331
Linear Technology Co	4,882	228,673
Maxim Integrated Pro	5,566	182,064
Micron Technology*	25,028	605,427
Nvidia Corp	11,037	202,860
NXP Semiconductors*	4,849	272,659
Qualcomm Inc	36,104	2,718,271
Texas Instruments	24,584	1,105,297
Xilinx Inc	5,285	275,877
		10,436,075

Software (10.81%)
Activision Blizzard	19,948	385,994
Adobe Systems Inc*	11,573	794,024
Akamai Technologies*	3,731	228,076
Autodesk Inc*	4,692	246,142
CA Inc	8,889	297,782
Cerner Corp*	8,458	519,067
Check Point Software*	3,869	260,848
Citrix Systems Inc*	3,574	214,619
Fiserv Inc*	5,377	312,135
Intuit Inc	7,031	549,473
Microsoft Corp (b)	146,684	5,619,463
Paychex Inc	7,193	300,380
		9,728,003

Total Technology		31,230,481

Total Common Stock (Cost $56,027,032)		86,597,880

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2014

Security Description	Par Value	Value (Note 1)
Short-Term Investments (0.56%)

United States Treasury Bills (0.56%)
United States T-Bill 03/20/14, DN	$500,000	$499,984
Total United States Treasury Bills		499,984

Total Short-Term Investments (Cost $499,984)		499,984

Total Investments (Cost $56,527,016) (96.83%)		87,097,864
Other Net Assets (3.17%)		2,855,529
Net Assets (100.00%)		$89,953,393

*	Non-income producing security.

(a)	Futures contracts at Feb 28, 2014: Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-MINI	Unrealized Appreciation
44 / MAR 2014 / Long	$83,635

(b)	A portion of these shares have been pledged in connection with obligations for futures contracts. (Note 6)

See accompanying notes to financial statements.

Shelton Green Alpha Fund	Portfolio of Investments (Unaudited)	2/28/2014

Security Description	Shares	Value (Note 1)
Common Stock (95.91%)

Basic Materials (0.80%)
Iron/Steel (0.80%)
Schnitzer Steel Indu	4,200	$106,554
Total Basic Materials		106,554

Communications (6.24%)
Internet (3.40%)
Google Inc*	370	449,791

Telecommunications (2.84%)
DigitalGlobe Inc.*	3,800	118,104
Sierra Wireless, Inc DL*	12,600	257,796
		375,900

Total Communications		825,691

Consumer, Cyclical (11.73%)
Auto Manufacturers (5.05%)
Kandi Technologies*	15,812	263,902
Tesla Motors, Inc.*	1,650	403,937
		667,839

Auto Parts & Equipment (2.57%)
Johnson Controls Inc	6,900	340,860

Home Furnishings (1.51%)
Sharp Corporation ADR*	63,000	200,340

Office Furnishings (2.60%)
Herman Miller Inc	7,500	211,350
Interface Inc	6,900	132,894
		344,244

Total Consumer, Cyclical		1,553,283

Consumer, Non-Cyclical (7.30%)
Food (7.30%)
Hain Celestial Group*	3,700	330,410
SunOpta Inc.*	26,800	260,228
United Natural Foods*	5,200	376,376
Total Consumer, Non-Cyclical		967,014

Energy (8.84%)
Energy-Alternate Sources (8.84%)
JinkoSolar Hldg Co ADR*	5,200	170,144
Pattern Energy Group	4,900	134,260
Real Goods Solar*	38,000	144,780
Solarcity Corp*	5,300	450,288
Vestas Wind System ADR*	22,700	271,038
Total Energy		1,170,510

Industrial (26.81%)
Building Materials (1.50%)
LSI Industries Inc	6,000	49,740
TREX Company Inc*	1,900	148,618
		198,358

Electrical Components & Equipment (9.86%)
Advanced Energy Ind.*	9,300	$255,192
Canadian Solar $USD DL*	12,300	514,632
Sunpower Corp*	8,000	265,040
Universal Display*	7,800	269,412
		1,304,276

Electronics (8.30%)
Agilent Technologies	2,200	125,246
Badger Meter Inc	4,231	232,367
Itron Inc*	7,200	252,000
Kyocera Corp ADR	7,300	332,369
Waters Corp*	1,400	155,960
		1,097,942

Engineering & Construction (1.81%)
ABB Ltd. ADR	9,400	239,512

Environmental Control (0.88%)
Darling Intl.*	5,800	117,044

Machinery-Diversified (2.02%)
Lindsay Corp.	1,600	135,776
Xylem Inc	3,329	130,996
		266,772

Miscellaneous Manufacturing (2.44%)
Pentair Ltd.	4,000	323,240

Total Industrial		3,547,144

Technology (24.93%)
Computers (1.84%)
Intl Bus Machines	540	99,992
Maxwell Technologies*	14,000	143,080
		243,072

Semiconductors (20.17%)
Aixtron AG ADR*	10,146	168,627
Applied Materials	16,500	312,840
Atmel Corp*	24,000	193,440
Brooks Automation	12,000	124,440
Cree Inc*	5,300	325,579
Exar Corp*	9,300	106,485
First Solar, Inc.*	9,000	513,630
IXYS Corp	11,500	126,730
Power Integrations	1,800	106,434
Qualcomm Inc	4,900	368,921
SunEdison Inc.*	12,850	235,926
Veeco Instruments*	2,200	87,010
		2,670,062

Software (2.92%)
Ansys Inc*	1,800	150,336
Autodesk Inc*	1,800	94,428
Digi International*	14,900	142,295
		387,059

Total Technology		3,300,193

Utilities (9.26%)
Electric (0.66%)
Ameresco Inc.*	8,498	$87,189

Water (8.60%)
American Water Works	6,600	295,944
California Water	10,100	237,451
Consolidated WaterCo	14,100	176,814
Veolia Environment ADR	22,600	428,948
		1,139,157

Total Utilities		1,226,346

Total Common Stock (Cost $10,521,719)		12,696,735

Total Investments (Cost $10,521,719) (95.91%)		12,696,735
Other Net Assets (4.09%)		541,120
Net Assets (100.00%)		$13,237,855

*    Non-income producing security.

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2014 (Unaudited)

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of Investments	$101,703,021	$27,997,618	$7,945,142	$111,594,438
Market value of investments (Note 1)	105,518,674	29,004,067	7,970,755	111,594,438
Cash	18,770	77,981	18,720	68,407
Interest receivable	1,203,632	196,668	11,443	—
Receivable for fund shares sold	1,993	30,903	249	34,844
Receivable from investment advisor	—	—	626	12,763
Total assets	$106,743,069	$29,309,619	$8,001,793	$111,710,452

Liabilities
Payable for fund shares repurchased	171,939	9,068	160	260,936
Payable to investment advisor	40,452	7,316	—	—
Distributions payable	63,440	1,025	—	—
Accrued 12b-1 fees	—	1,203	380	49
Accrued shareholder service fees	—	1,346	418	77
Accrued administration fees	7,426	2,042	556	7,248
Accrued expenses	12,631	7,173	3,302	5,387
Total liabilities	$295,888	$29,173	$4,816	$273,697

Net assets	$106,447,181	$29,280,446	$7,996,977	$111,436,755

Net assets at February 28, 2014 consist of
Paid-in capital	102,429,608	29,194,534	7,997,894	111,439,792
Undistributed net investment income	267,580	54,861	(27,052)	—
Accumulated net realized gains (losses)	(65,660)	(975,398)	522	(3,037)
Unrealized appreciation (depreciation) of investments	3,815,653	1,006,449	25,613	—
Total net assets	$106,447,181	$29,280,446	$7,996,977	$111,436,755

Net assets
Direct Shares	$106,447,181	$23,644,491	$6,339,418	$109,251,151
K Shares	$—	$5,635,955	$1,657,559	$2,185,604

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	9,161,462	2,270,661	622,692	109,255,820
K Shares (no par value, unlimited shares authorized)	—	539,839	163,621	2,184,001

Net asset value per share
Direct Shares	$11.62	$10.41	$10.18	$1.00
K Shares	$—	$10.44	$10.13	$1.00

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2014 (Unaudited) (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Assets
Investments in securities
Cost of investments	$62,256,513	$92,340,241	$34,011,102	$109,581,695
Market value of investments (Note 1)	124,627,991	168,590,096	52,028,334	190,781,078
Cash	788,733	1,511,156	1,850,709	2,075,801
Segregated cash (Note 6)	800,000	100,000	200,000	—
Dividend receivable	273,613	211,869	35,938	581,580
Receivable for fund shares sold	44,303	31,781	14,550	134,685
Variation margin receivable	5,550	2,400	—	—
Fund Income Distribution Rec	—	323	—	—
Total assets	$126,540,190	$170,447,625	$54,129,531	$193,573,144

Liabilities
Payable for investments purchased	—	—	—	—
Payable for fund shares repurchased	51,858	80,783	62,745	114,418
Payable to investment advisor	9,148	42,957	16,166	72,607
Variation margin payable	—	—	10,453	—
Accrued 12b-1 fees	2,031	1,487	2,197	1,349
Accrued shareholder service fees	4,924	1,961	2,828	2,091
Accrued administration fees	8,624	11,560	3,639	13,252
Accrued expenses	4,376	3,821	10,538	74,354
Total liabilities	$80,961	$142,569	$108,566	$278,071

Net assets	$126,459,229	$170,305,056	$54,020,965	$193,295,073

Net assets at February 28, 2014 consist of
Paid-in capital	63,482,747	88,864,431	34,894,675	126,026,439
Undistributed net investment income	691,724	34,156	(28,413)	646,549
Accumulated net realized gain (loss)	(172,945)	5,094,984	1,045,721	(14,577,298)
Unrealized appreciation (depreciation) of investments	62,371,478	76,249,855	18,017,232	81,199,383
Unrealized appreciation (depreciation) of futures contracts	86,225	61,630	91,750	—
Total net assets	$126,459,229	$170,305,056	$54,020,965	$193,295,073

Net assets
Direct Shares	$115,998,125	$162,953,505	$42,872,671	$186,509,247
K Shares	$10,461,104	$7,351,551	$11,148,294	$6,785,826

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	3,080,744	5,517,226	2,004,632	7,843,705
K Shares (no par value, unlimited shares authorized)	277,783	250,335	529,368	287,679

Net asset value per share
Direct Shares	$37.65	$29.54	$21.39	$23.78
K Shares	$37.66	$29.37	$21.06	$23.59

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2014 (Unaudited) (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$12,507,626	$56,527,016	$10,521,719
Market value of investments (Note 1)	14,694,835	87,097,864	12,696,735
Cash	87,597	2,301,060	898,404
Segregated cash (Note 6)	—	300,000	—
Dividend receivable	42,396	206,651	6,729
Receivable for fund shares sold	6,692	119,366	73,662
Variation margin receivable	—	—	—
Fund Income Distribution Rec	—	—	—
Total assets	$14,831,520	$90,024,941	$13,675,530

Liabilities
Payable for investments purchased	—	—	410,790
Payable for fund shares repurchased	10,799	34,163	8,499
Payable to investment advisor	5,260	13,638	6,694
Variation margin payable	—	5,313	—
Accrued 12b-1 fees	923	1,949	—
Accrued shareholder service fees	1,263	8,781	—
Accrued administration fees	1,005	5,991	824
Accrued expenses	4,926	1,713	10,868
Total liabilities	$24,176	$71,548	$437,675

Net assets	$14,807,344	$89,953,393	$13,237,855

Net assets at February 28, 2014 consist of
Paid-in capital	12,936,091	62,337,214	11,038,171
Undistributed net investment income	39,021	615,213	(33,543)
Accumulated net realized gain (loss)	(354,977)	(3,653,517)	58,211
Unrealized appreciation (depreciation) of investments	2,187,209	30,570,848	2,175,016
Unrealized appreciation (depreciation) of futures contracts	—	83,635	—
Total net assets	$14,807,344	$89,953,393	$13,237,855

Net assets
Direct Shares	$9,387,366	$79,885,012	$13,237,855
K Shares	$5,419,978	$10,068,381	$—

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	960,538	8,369,383	840,311
K Shares (no par value, unlimited shares authorized)	553,473	1,082,803	—

Net asset value per share
Direct Shares	$9.77	$9.54	$15.75
K Shares	$9.79	$9.30	$—

See accompanying notes to financial statements.

Statements of Operations February 28, 2014 (Unaudited)

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$1,867,661	$381,220	$17,548	$16,483
Total	1,867,661	381,220	17,548	16,483

Expenses
Management fees (Note 2)	257,063	75,604	20,358	221,826
Administration fees (Note 2)	47,205	13,758	3,725	40,551
Transfer agent fees	15,872	16,841	8,386	12,985
Accounting services	24,297	11,147	6,680	18,240
Custodian fees	4,150	1,810	643	3,501
Legal, audit, and compliance fees (Note 2)	19,894	7,815	3,875	16,875
Trustees fees	1,677	1,639	1,646	1,718
Insurance	1,555	486	133	1,124
Printing	1,804	2,011	911	3,814
Registration and dues	2,424	5,508	1,718	5,161
12b-1 fees - Class A (Note 2)	—	699	—	—
12b-1 fees - Class K (Note 2)	—	7,849	2,164	—
Shareholder service fees (Note 2)	—	7,849	2,164	—
Total expenses	375,941	152,986	52,403	325,795
Less reimbursement from manager (Note 2)	—	(24,726)	(24,055)	(309,312)
Net expenses	375,941	128,260	28,348	16,483
Net investment income	1,491,720	252,960	(10,800)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(8,161)	950	654	(3,418)
Change in unrealized appreciation (depreciation) of investments	3,155,760	78,227	13,590	—
Net realized and unrealized gain (loss) of investments	3,147,599	79,177	14,244	(3,418)
Net increase (decrease) in net assets resulting from operations	$4,639,319	$332,137	$3,444	$(3,418)

See accompanying notes to financial statements.

Statements of Operations February 28, 2014 (Unaudited) (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Investment income
Interest income	$262	$88	$279	$4
Dividend income (net of foreign tax witheld: $321; $0; $0; $9,391 respectively)	1,221,519	1,043,068	283,202	2,375,011
Total	1,221,781	1,043,156	283,481	2,375,015

Expenses
Management fees (Note 2)	149,135	323,423	127,272	470,510
Administration fees (Note 2)	54,556	73,929	23,132	86,077
Transfer agent fees	18,587	18,640	14,803	119,772
Accounting services	32,581	39,018	24,613	36,568
Custodian fees	5,370	6,401	3,003	6,769
Legal, audit, and compliance fees (Note 2)	22,551	29,823	11,111	35,879
Trustees fees	1,669	1,686	1,691	1,654
Insurance	1,760	2,429	734	2,812
Printing	4,026	4,008	2,225	17,943
Registration and dues	6,523	7,596	3,221	15,730
12b-1 fees - Class A (Note 2)	—	—	—	6,969
12b-1 fees - Class K (Note 2)	12,703	9,301	14,338	9,122
Shareholder service fees (Note 2)	12,703	9,301	14,338	9,122
Licensing fee	5,026	6,810	1,784	—
Total expenses	327,190	532,365	242,265	818,927
Less reimbursement from manager (Note 2)	(87,617)	(44,799)	(25,226)	—
Net expenses	239,573	487,566	217,039	818,927
Net investment income	982,208	555,590	66,442	1,556,088

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(68,212)	5,356,809	805,057	2,963,417
Net realized gain (loss) from futures contracts	388,618	128,380	366,405	—
Change in unrealized appreciation (depreciation) of investments	14,885,798	18,631,186	6,168,304	15,786,468
Change in unrealized appreciation (depreciation) of futures contracts	106,000	112,270	79,402	—
Net realized and unrealized gain (loss) on investments	15,312,204	24,228,645	7,419,168	18,749,885
Net increase (decrease) in net assets resulting from operations	$16,294,412	$24,784,235	$7,485,610	$20,305,973

See accompanying notes to financial statements.

Statements of Operations February 28, 2014 (Unaudited) (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Interest income	$35	$231	$—
Dividend income (net of foreign tax witheld: $22,511; $560: $57 respectively)	147,522	875,322	24,233
Total	147,557	875,553	24,233

Expenses
Management fees (Note 2)	60,822	187,050	49,737
Administration fees (Note 2)	6,545	34,213	3,828
Transfer agent fees	11,457	22,935	7,024
Accounting services	7,716	17,401	4,702
Custodian fees	658	2,921	2,123
Legal, audit, and compliance fees (Note 2)	4,953	14,864	4,120
Trustees fees	1,680	1,701	1,842
Insurance	209	1,024	76
Printing	1,460	4,262	590
Registration and dues	2,219	7,690	12,507
12b-1 fees - Class A (Note 2)	—	—	—
12b-1 fees - Class K (Note 2)	6,940	12,153	—
Shareholder service fees (Note 2)	6,940	12,153	—
Licensing fee	—	2,558	—
Total expenses	111,599	320,925	86,549
Less reimbursement from manager (Note 2)	(26,160)	(113,310)	(28,773)
Net expenses	85,439	207,615	57,776
Net investment income	62,118	667,938	(33,543)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	221,113	43,178	69,072
Net realized gain (loss) from futures contracts	—	577,610	—
Change in unrealized appreciation (depreciation) of investments	1,984,049	12,658,174	2,105,224
Change in unrealized appreciation (depreciation) of futures contracts	—	96,803	—
Net realized and unrealized gain (loss) on investments	2,205,162	13,375,765	2,174,296
Net increase (decrease) in net assets resulting from operations	$2,267,280	$14,043,703	$2,140,753

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	California Tax-Free Income Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations
Net investment income (loss)	$1,491,720	$3,381,046
Net realized gain (loss) on investments	(8,161)	43,991
Change in unrealized appreciation (depreciation) of investments	3,155,760	(5,678,073)
Net increase (decrease) in net assets resulting from operations	4,639,319	(2,253,036)

Distributions to shareholders
Distributions from net investment income	(1,463,579)	(3,349,652)
Distributions from realized capital gains on investments	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	3,038,236	49,434
Total increase (decrease)	6,213,976	(5,553,254)

Net assets
Beginning of period	100,233,205	105,786,459
End of period	$106,447,181	$100,233,205
Including undistributed net investment income (loss) of:	$267,580	$239,439

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations
Net investment income (loss)	$252,960	$578,896	$(10,800)	$(15,160)	$—	$—
Net realized gain (loss) on investments	950	(86,370)	654	4,050	(3,418)	411
Change in unrealized appreciation (depreciation) of investments	78,227	(1,710,532)	13,590	(35,374)	—	—
Net increase (decrease) in net assets resulting from operations	332,137	(1,218,006)	3,444	(46,484)	(3,418)	411

Distributions to shareholders
Distributions from net investment income
Direct shares	(205,987)	(447,342)	—	(2,554)	—	—
A shares	(3,980)	(20,064)	—	—	—	—
K shares	(33,771)	(99,530)	—	—	—	—
Distributions from realized capital gains on investments
Direct shares	—	—	—	(10,793)	—	—
A shares	—	—	—	—	—	—
K shares	—	—	—	(2,587)	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(2,063,946)	(3,451,079)	(723,178)	(2,301,756)	38,810,970	(4,496,016)
Total increase (decrease)	(1,975,547)	(5,236,021)	(719,734)	(2,364,174)	38,807,552	(4,495,605)

Net assets
Beginning of period	31,255,993	36,492,014	8,716,711	11,080,885	72,629,203	77,124,808
End of period	$29,280,446	$31,255,993	$7,996,977	$8,716,711	$111,436,755	$72,629,203
Including undistributed net investment income (loss) of:	$54,861	$44,507	$(27,052)	$(16,384)	$—	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations
Net investment income (loss)	$982,208	$1,881,770	$555,590	$1,537,133	$66,442	$244,040
Net realized gain (loss) on investments	(68,212)	485,470	5,356,809	6,499,471	805,057	2,904,380
Net realized gain (loss) on futures contracts	388,618	1,927,828	128,380	319,165	366,405	403,040
Change in unrealized appreciation (depreciation) of investments	14,885,798	14,585,868	18,631,186	21,315,624	6,168,304	5,793,044
Change in unrealized appreciation (depreciation) of futures contracts	106,000	(49,720)	112,270	(104,480)	79,402	(40,365)
Net increase (decrease) in net assets resulting from operations	16,294,412	18,831,216	24,784,235	29,566,913	7,485,610	9,304,139

Distributions to shareholders
Distributions from net investment income
Direct shares	(880,240)	(1,459,063)	(729,588)	(1,452,986)	(87,396)	(236,663)
K shares	(65,459)	(97,677)	(13,887)	(47,327)	(7,459)	(39,683)
Distributions from realized capital gains on investments
Direct shares	(1,713,111)	—	(6,477,461)	(7,448,989)	(2,490,080)	(53,008)
K shares	(155,980)	—	(305,080)	(405,592)	(715,964)	(19,984)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	1,762,281	507,356	1,761,497	1,178,379	3,596,411	1,454,637
Total increase (decrease)	15,241,903	17,781,832	19,019,716	21,390,398	7,781,122	10,409,438

Net assets
Beginning of period	111,217,326	93,435,494	151,285,340	129,894,942	46,239,843	35,830,405
End of period	$126,459,229	$111,217,326	$170,305,056	$151,285,340	$54,020,965	$46,239,843
Including undistributed net investment income (loss) of:	$691,724	$655,215	$34,156	$222,041	$(28,413)	$—

	Shelton Core Value Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations
Net investment income (loss)	$1,556,088	$3,068,951	$62,118	$331,156	$667,938	$527,434
Net realized gain (loss) on investments	2,963,417	5,810,827	221,113	(188,507)	43,178	283,085
Net realized gain (loss) on futures contracts	—	(55,112)	—	—	577,610	(301,402)
Change in unrealized appreciation (depreciation) of investments	15,786,468	23,216,522	1,984,049	1,673,282	12,658,174	6,744,836
Change in unrealized appreciation (depreciation) of futures contracts	—	—	—	—	96,803	(57,838)
Net increase (decrease) in net assets resulting from operations	20,305,973	32,041,188	2,267,280	1,815,931	14,043,703	7,196,115

Distributions to shareholders
Distributions from net investment income
Direct shares	(2,030,513)	(2,146,175)	(57,953)	(171,773)	(244,241)	(366,065)
A shares	(46,135)	(169,867)	—	—	—	—
K shares	(64,333)	(77,717)	(17,442)	(114,843)	(11,118)	(32,575)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(4,504,453)	(10,772,451)	(485,743)	89,542	12,205,711	11,468,746
Total increase (decrease)	13,660,539	18,874,978	1,706,142	1,618,857	25,994,055	18,266,221

Net assets
Beginning of period	179,634,534	160,759,556	13,101,202	11,482,345	63,959,338	45,693,117
End of period	$193,295,073	$179,634,534	$14,807,344	$13,101,202	$89,953,393	$63,959,338
Including undistributed net investment income (loss) of:	$646,549	$1,231,442	$39,021	$52,298	$615,213	$202,634

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Green Alpha Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations
Net investment income (loss)	$(33,543)	$(1,487)
Net realized gain (loss) on investments	69,072	(10,861)
Net realized gain (loss) on futures contracts	—	—
Change in unrealized appreciation (depreciation) of investments	2,105,224	69,792
Change in unrealized appreciation (depreciation) of futures contracts	—	—
Net increase (decrease) in net assets resulting from operations	2,140,753	57,444

Distributions to shareholders
Distributions from net investment income
Direct shares	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	6,473,737	4,565,921
Total increase (decrease)	8,614,490	4,623,365

Net assets
Beginning of period	4,623,365	—
End of period	$13,237,855	$4,623,365
Including undistributed net investment income (loss) of:	$—	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

California Tax-Free Income Fund	Direct Shares
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value
Shares sold	983,801	$11,285,912	1,083,623	$12,801,943
Shares issued in reinvestment of distributions	95,595	1,099,171	212,776	2,507,652
Shares repurchased	(814,193)	(9,346,847)	(1,297,257)	(15,260,161)
Net increase (decrease)	265,203	$3,038,236	(858)	$49,434

U.S. Government Securities Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	405,124	$4,218,461	531,349	$5,690,522	53,955	$562,716	129,678	$1,396,020
Shares issued in reinvestment of distributions	19,232	200,271	40,660	435,163	3,234	33,771	9,308	99,530
Shares repurchased	(365,834)	(3,804,854)	(823,861)	(8,754,258)	(200,229)	(2,087,709)	(204,789)	(2,205,067)
Net increase (decrease)	58,522	$613,878	(251,852)	$(2,628,573)	(143,040)	$(1,491,222)	(65,803)	$(709,517)

Short-Term U.S. Government Bond Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	56,241	$572,329	142,166	$1,450,005	12,514	$126,903	52,642	$537,133
Shares issued in reinvestment of distributions	—	—	1,300	13,260	—	—	253	2,586
Shares repurchased	(103,947)	(1,057,818)	(355,176)	(3,623,088)	(35,935)	(364,592)	(66,817)	(681,652)
Net increase (decrease)	(47,706)	$(485,489)	(211,710)	$(2,159,823)	(23,421)	$(237,689)	(13,922)	$(141,933)

The United States Treasury Trust	Direct Shares		K Shares
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
	Shares/ Value	Shares/ Value	Shares/ Value	Shares/ Value
Shares sold	66,457,601	43,779,594	1,068,843	1,527,069
Shares issued in reinvestment of distributions	—	—	—	—
Shares repurchased	(26,682,174)	(48,917,552)	(2,033,300)	(2,666,425)
Net increase (decrease)	39,775,427	(5,137,958)	(964,457)	(1,139,356)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

S&P 500 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	173,610	$6,276,822	836,825	$24,905,058	26,812	$969,431	86,879	$2,784,756
Shares issued in reinvestment of distributions	67,259	2,451,830	43,348	1,346,027	6,073	220,830	3,087	96,497
Shares repurchased	(170,317)	(6,164,529)	(832,978)	(26,343,047)	(55,252)	(1,992,103)	(73,058)	(2,281,935)
Net increase (decrease)	70,552	$2,564,123	47,195	$(91,962)	(22,367)	$(801,842)	16,908	$599,318

S&P MidCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	234,307	$6,695,448	503,896	$12,638,719	15,889	$448,353	62,696	$1,543,760
Shares issued in reinvestment of distributions	249,624	7,009,176	377,978	8,579,907	11,401	317,928	20,077	451,211
Shares repurchased	(381,730)	(10,878,411)	(810,415)	(20,193,384)	(64,502)	(1,830,997)	(74,264)	(1,841,834)
Net increase (decrease)	102,201	$2,826,213	71,459	$1,025,242	(37,212)	$(1,064,716)	8,509	$153,137

S&P SmallCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	233,637	$4,940,505	363,563	$6,564,770	41,907	$866,856	130,497	$2,256,777
Shares issued in reinvestment of distributions	121,193	2,557,828	16,715	286,749	34,809	723,423	3,629	59,667
Shares repurchased	(125,677)	(2,650,485)	(280,046)	(4,979,317)	(136,348)	(2,841,716)	(157,743)	(2,734,009)
Net increase (decrease)	229,153	$4,847,848	100,232	$1,872,202	(59,632)	$(1,251,437)	(23,617)	$(417,565)

Shelton Core Value Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	893,161	$21,014,112	507,740	$10,265,462	19,856	$453,257	66,870	$1,320,490
Shares issued in reinvestment of distributions	84,380	1,965,493	108,117	2,083,511	2,790	64,321	4,063	77,705
Shares repurchased	(424,902)	(9,876,947)	(1,086,963)	(21,726,296)	(105,236)	(2,405,630)	(69,441)	(1,379,948)
Net increase (decrease)	552,639	$13,102,658	(471,106)	$(9,377,323)	(82,590)	$(1,888,052)	1,492	$18,247

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

European Growth & Income Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	198,071	$1,837,951	228,942	$1,877,568	53,577	$495,404	141,790	$1,153,012
Shares issued in reinvestment of distributions	6,211	57,766	21,430	171,329	1,916	17,442	14,322	114,843
Shares repurchased	(116,472)	(1,088,744)	(230,686)	(1,904,481)	(193,949)	(1,805,562)	(161,371)	(1,322,729)
Net increase (decrease)	87,810	$806,973	19,686	$144,416	(138,456)	$(1,292,716)	(5,259)	$(54,874)

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	2,241,998	$20,038,745	4,355,572	$31,407,842	153,101	$1,324,492	324,473	$2,264,880
Shares issued in reinvestment of distributions	26,945	237,767	49,915	357,093	1,275	11,021	4,709	32,460
Shares repurchased	(752,322)	(6,601,686)	(2,699,979)	(19,421,764)	(329,296)	(2,804,628)	(453,460)	(3,171,765)
Net increase (decrease)	1,516,621	$13,674,826	1,705,508	$12,343,171	(174,920)	$(1,469,115)	(124,278)	$(874,425)

Shelton Green Alpha Fund	Direct Shares
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value
Shares sold	581,683	$8,308,083	458,270	$5,410,633
Shares issued in reinvestment of distributions	—	—	—	—
Shares repurchased	(128,008)	(1,834,346)	(71,635)	(844,712)
Net increase (decrease)	453,675	$6,473,737	386,635	$4,565,921

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period)

California Tax-Free Income Fund Direct Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$11.27		$11.89	$11.38	$11.69	$11.27	$11.40
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.16		0.38	0.41	0.44	0.46	0.47
Net gain (loss) on securities (both realized and unrealized)	0.35		(0.62)	0.51	(0.25)	0.42	(0.10)
Total from investment operations	0.51		(0.25)	0.92	0.19	0.88	0.37
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)		(0.38)	(0.41)	(0.45)	(0.46)	(0.47)
Distributions from capital gains	—		—	—	(0.05)	0.00 (a)	(0.03)
Total distributions	(0.16)		(0.38)	(0.41)	(0.50)	(0.46)	(0.50)
Net asset value, end of period	$11.62		$11.27	$11.89	$11.38	$11.69	$11.27

Total return	4.56	%(c)	(2.12)%	8.17%	1.73%	7.98%	3.44%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$106,447		$100,233	$105,786	$99,223	$111,786	$107,668
Ratio of expenses to average net assets	0.73	%(d)	0.71%	0.72%	0.72%	0.73%	0.74%
Ratio of net investment income to average net assets	2.89	%(d)	3.29%	3.50%	3.93%	4.02%	4.23%
Portfolio turnover	20	%(c)	11%	10%	2%	10%	21%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

U.S. Government Securities Fund Direct Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$10.38		$10.93	$10.79	$10.68	$10.38	$10.46
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.09		0.19	0.20	0.21	0.31	0.37
Net gain (loss) on securities (both realized and unrealized)	0.03		(0.56)	0.13	0.11	0.30	(0.08)
Total from investment operations	0.12		(0.37)	0.33	0.32	0.61	0.29
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)		(0.18)	(0.19)	(0.21)	(0.31)	(0.37)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.09)		(0.18)	(0.19)	(0.21)	(0.31)	(0.37)
Paid-in capital from redemption fee (Note 1)	—		—	—	—	—	(0.00	)(a)
Net asset value, end of period	$10.41		$10.38	$10.93	$10.79	$10.68	$10.38

Total return	1.17	%(c)	(3.38)%	3.13%	3.09%	6.04%	2.73%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$23,644		$22,968	$26,927	$28,080	$32,467	$22,111
Ratio of expenses to average net assets:
Before expense reimbursements	0.91	%(d)	0.86%	0.87%	0.86%	0.94%	0.86%
After expense reimbursements	0.74	%(d)	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets
Before expense reimbursements	1.62	%(d)	1.62%	1.69%	1.85%	2.79%	3.38%
After expense reimbursements	1.79	%(d)	1.74%	1.82%	1.97%	2.99%	3.51%
Portfolio turnover	10	%(c)	6%	9%	62%	54%	82%

K Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$10.40		$10.96	$10.82	$10.70	$10.43	$10.53
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.07		0.13	0.14	0.16	0.26	0.32
Net gain (loss) on securities (both realized and unrealized)	0.03		(0.55)	0.14	0.12	0.30	(0.09)
Total from investment operations	0.10		(0.42)	0.28	0.28	0.56	0.23
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.14)	(0.14)	(0.16)	(0.29)	(0.33)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.06)		(0.14)	(0.14)	(0.16)	(0.29)	(0.33)
Net asset value, end of period	$10.44		$10.40	$10.96	(0.16)	$10.70	$10.43

Total return	(3.88	)%(c)	(3.88)%	2.60%	2.65%	5.50%	2.19%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$5,636		$7,103	$8,202	$8,878	$8,668	$7,425
Ratio of expenses to average net assets:
Before expense reimbursements	1.41	%(d)	1.36%	1.37%	1.37%	1.44%	1.36%
After expense reimbursements	1.24	%(d)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets
Before expense reimbursements	1.11	%(d)	1.12%	1.19%	1.35%	2.30%	2.88%
After expense reimbursements	1.28	%(d)	1.24%	1.32%	1.47%	2.50%	3.01%
Portfolio turnover	10	%(c)	6%	9%	62%	54%	82%

(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$10.17		$10.23	$10.32	$10.41	$10.26	$10.10
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	(0.01)		(0.01)	0.05	0.07	0.09	0.19
Net gain (loss) on securities (both realized and unrealized)	0.02		(0.04)	(0.07)	(0.04)	0.15	0.16
Total from investment operations	0.01		(0.05)	(0.02)	0.03	0.24	0.35
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	(0.05)	(0.07)	(0.09)	(0.19)
Distributions from capital gains	—		(0.01)	(0.02)	(0.05)	—	—
Total distributions	—		(0.01)	(0.07)	(0.12)	(0.09)	(0.19)
Paid-in capital from redemption fee	—		—	—	—	—	(0.00	)(a)
Net asset value, end of period	$10.18		$10.17	$10.23	$10.32	$10.41	$10.26

Total return	0.10	%(c)	(0.43)%	(0.20)%	0.33%	2.32%	3.49%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$6,339		$6,819	$9,021	$11,668	$12,581	$13,688
Ratio of expenses to average net assets:
Before expense reimbursements	1.18	%(d)	1.07%	0.98%	0.92%	0.89%	0.95%
After expense reimbursements	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets
Before expense reimbursements	(0.75	)%(d)	(0.53)%	0.10%	0.37%	0.59%	1.45%
After expense reimbursements	(0.16	)%(d)	(0.05)%	0.49%	0.70%	0.89%	1.81%
Portfolio turnover	5	%(c)	50%	13%	28%	42%	58%

K Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$10.15		$10.25	$10.34	$10.43	$10.30	$10.13
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	(0.03)		(0.06)	(0.00)	0.02	0.04	0.14
Net gain (loss) on securities (both realized and unrealized)	0.01		(0.03)	(0.07)	(0.04)	0.15	0.16
Total from investment operations	(0.02)		(0.09)	(0.07)	(0.02)	0.19	0.30
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—	(0.02)	(0.06)	(0.13)
Distributions from capital gains	—		(0.01)	(0.02)	(0.05)	—	—
Total distributions	—		(0.01)	(0.02)	(0.07)	(0.06)	(0.13)
Net asset value, end of period	$10.13		$10.15	$10.25	$10.34	$10.43	$10.30

Total return	(0.85	)%(c)	(0.85)%	(0.66)%	(0.18)%	1.82%	2.93%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$1,658		$1,898	$2,060	$3,075	$3,224	$2,551
Ratio of expenses to average net assets:
Before expense reimbursements	1.68	%(d)	1.57%	1.48%	1.42%	1.39%	1.45%
After expense reimbursements	1.09	%(d)	1.09%	1.09%	1.09%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(1.25	)%(d)	(1.04)%	(0.40)%	(0.13)%	0.09%	0.98%
After expense reimbursements	(0.66	)%(d)	(0.56)%	(0.01)%	0.20%	0.39%	1.34%
Portfolio turnover	5	%(c)	50%	13%	28%	42%	58%

(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

The United States Treasury Trust Direct Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		—		—		0.002
Net gain on securities (both realized and unrealized)	—		(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	0.001		—
Total from investment operations	—		(0.000)		(0.000)		(0.000)		0.001		0.002
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		—		(0.002)
Distributions from capital gains	—		—		—		(0.000	)(a)	(0.001)		—
Total distributions	—		—		—		(0.000)		(0.001)		(0.002)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00	%(c)	0.00%		0.00%		0.00%		0.11%		0.13%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$109,251		$69,479		$74,617		$61,459		$67,354		$25,301
Ratio of expenses to average net assets:
Before expense reimbursements	0.73	%(d)(e)	0.76	%(e)	0.78	%(e)	0.78	%(e)	0.94	%(e)	0.91	%(f)
After expense reimbursements	0.04	%(d)(e)	0.07	%(e)	0.05	%(e)	0.12	%(e)	0.15	%(e)	0.29	%(f)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.70	)%(d)(e)	(0.69	)%(e)	(0.73	)%(e)	(0.66	)%(e)	(0.79	)%(e)	(0.46	)%(f)
After expense reimbursements	0.00	%(d)(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.16	%(f)

K Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		—		—		—
Net gain on securities (both realized and unrealized)	—		(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	—		—
Total from investment operations	—		(0.000)		(0.000)		(0.000)		—		—
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		—		—
Distributions from capital gains	—		—		—		(0.000	)(a)	—		—
Total distributions	—		—		—		(0.000)		—		—
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00	%(c)	0.00%		0.00%		0.00%		0.00%		0.04%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$2,186		$3,150		$2,508		$3,647		$3,486		$3,302
Ratio of expenses to average net assets:
Before expense reimbursements	0.73	%(d)(e)	0.76	%(d)	0.77	%(d)	0.78	%(d)	0.93	%(d)	0.97	%(f)
After expense reimbursements	0.04	%(d)(e)	0.07	%(d)	0.05	%(d)	0.12	%(d)	0.14	%(d)	0.35	%(f)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.70	)%(d)(e)	(0.69	)%(d)	(0.73	)%(d)	(0.66	)%(d)	(0.79	)%(d)	(0.59	)%(f)
After expense reimbursements	0.00	%(d)(e)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.03	%(f)

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Includes negative yield waiver adjustment.
(f)	Includes Temporary Guarantee Program expense and negative.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P 500 Index Fund Direct Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$33.59		$28.78	$24.91	$21.41	$20.81	$25.91
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.30		0.57	0.50	0.44	0.39	0.42
Net gain (loss) on securities (both realized and unrealized)	4.62		4.71	3.85	3.50	0.58	(5.09)
Total from investment operations	4.92		5.28	4.35	3.94	0.97	(4.67)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.29)		(0.47)	(0.48)	(0.44)	(0.37)	(0.43)
Distributions from capital gains	(0.57)		—	—	—	—	—
Total distributions	(0.86)		(0.47)	(0.48)	(0.44)	(0.37)	(0.43)
Net asset value, end of period	$37.65		$33.59	$28.78	$24.91	$21.41	$20.81

Total return	14.74	%(c)	18.50%	17.68%	18.36%	4.62%	(17.86)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$115,998		$101,124	$85,269	$74,717	$65,837	$67,017
Ratio of expenses to average net assets:
Before expense reimbursements	0.51	%(d)	0.52%	0.54%	0.51%	0.56%	0.59%
After expense reimbursements	0.36	%(d)	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of net investment income to average net assets
Before expense reimbursements	1.54	%(d)	1.65%	1.70%	1.55%	1.52%	2.03%
After expense reimbursements	1.69	%(d)	1.81%	1.88%	1.70%	1.72%	2.26%
Portfolio turnover	0	%(c)	3%	3%	1%	7%	5%

K Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$33.63		$28.83	$24.95	$21.47	$20.88	$26.05
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.21		0.41	0.37	0.31	0.28	0.33
Net gain (loss) on securities (both realized and unrealized)	4.62		4.74	3.86	3.51	0.60	(5.14)
Total from investment operations	4.83		5.15	4.23	3.82	0.88	(4.81)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.23)		(0.35)	(0.35)	(0.34)	(0.29)	(0.36)
Distributions from capital gains	(0.57)		—	—	—	—	—
Total distributions	(0.80)		(0.35)	(0.35)	(0.34)	(0.29)	(0.36)
Net asset value, end of period	$37.66		$33.63	$28.83	$24.95	$21.47	$20.88

Total return	14.44	%(c)	17.95%	17.08%	17.77%	4.15%	(18.29)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$10,461		$10,093	$8,166	$8,749	$7,322	$6,300
Ratio of expenses to average net assets:
Before expense reimbursements	1.01	%(d)	1.02%	1.04%	1.01%	1.06%	1.09%
After expense reimbursements	0.86	%(d)	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets
Before expense reimbursements	1.04	%(d)	1.15%	1.20%	1.05%	1.03%	1.51%
After expense reimbursements	1.18	%(d)	1.31%	1.38%	1.20%	1.22%	1.74%
Portfolio turnover	0	%(c)	3%	3%	1%	7%	5%

(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P MidCap Index Fund Direct Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$26.54		$23.11	$21.68	$17.84	$16.17	$20.94
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.10		0.30	0.18	0.17	0.16	0.17
Net gain (loss) on securities (both realized and unrealized)	4.23		4.81	2.35	3.83	1.71	(4.29)
Total from investment operations	4.33		5.11	2.53	4.00	1.87	(4.12)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)		(0.27)	(0.15)	(0.16)	(0.17)	(0.15)
Distributions from capital gains	(1.20)		(1.41)	(0.95)	—	(0.03)	(0.50)
Total distributions	(1.33)		(1.68)	(1.10)	(0.16)	(0.20)	(0.65)
Paid-in capital from redemption fee (Note 1)	—		—	—	—	—	(0.00	)(a)
Net asset value, end of period	$29.54		$26.54	$23.11	$21.68	$17.84	$16.17

Total return	16.61	%(c)	23.39%	12.22%	22.38%	11.54%	(18.90)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$162,954		$143,699	$123,478	$120,089	$104,162	$108,279
Ratio of expenses to average net assets:
Before expense reimbursements	0.64	%(d)	0.64%	0.65%	0.63%	0.66%	0.70%
After expense reimbursements	0.58	%(d)	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets
Before expense reimbursements	0.66	%(d)	1.04%	0.72%	0.69%	0.80%	1.09%
After expense reimbursements	0.71	%(d)	1.10%	0.80%	0.74%	0.88%	1.21%
Portfolio turnover	3	%(c)	8%	11%	16%	10%	31%

K Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$26.38		$23.00	$21.57	$17.77	$16.13	$20.94
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.03		0.18	0.06	0.05	0.07	0.10
Net gain (loss) on securities (both realized and unrealized)	4.21		4.77	2.36	3.82	1.70	(4.30)
Total from investment operations	4.24		4.95	2.42	3.87	1.77	(4.20)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)		(0.16)	(0.04)	(0.07)	(0.10)	(0.11)
Distributions from capital gains	(1.20)		(1.41)	(0.95)	—	(0.03)	(0.50)
Total distributions	(1.25)		(1.57)	(0.99)	(0.07)	(0.13)	(0.61)
Net asset value, end of period	$29.37		$26.38	$23.00	$21.57	$17.77	$16.13

Total return	16.34	%(c)	22.75%	11.69%	21.78%	10.97%	(19.31)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$7,352		$7,587	$6,417	$7,813	$6,439	$5,556
Ratio of expenses to average net assets:
Before expense reimbursements	1.14	%(d)	1.14%	1.15%	1.13%	1.16%	1.20%
After expense reimbursements	1.08	%(d)	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets
Before expense reimbursements	0.15	%(d)	0.54%	0.22%	0.19%	0.29%	0.59%
After expense reimbursements	0.20	%(d)	0.61%	0.29%	0.24%	0.38%	0.70%
Portfolio turnover	3	%(c)	8%	11%	16%	10%	31%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P SmallCap Index Fund Direct Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$19.62		$15.71	$14.59	$11.72	$10.98	$16.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.04		0.14	0.09	0.07	0.03	0.07
Net gain (loss) on securities (both realized and unrealized)	3.11		3.94	2.28	2.87	0.74	(4.04)
Total from investment operations	3.15		4.08	2.37	2.94	0.77	(3.97)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)		(0.14)	(0.08)	(0.06)	(0.01)	(0.07)
Distributions from capital gains	(1.34)		(0.03)	(1.17)	(0.01)	—	(1.59)
Return of capital distribution	—		—	—	—	(0.02)	—
Total distributions	(1.38)		(0.17)	(1.25)	(0.07)	(0.03)	(1.66)
Paid-in capital from redemption fee (Note 1)	—		—	—	—	—	(0.00	)(a)
Net asset value, end of period	$21.39		$19.62	$15.71	$14.59	$11.72	$10.98

Total return	16.18	%(c)	26.14%	17.35%	25.11%	7.03%	(22.04)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$42,873		$34,838	$26,325	$22,203	$18,394	$17,365
Ratio of expenses to average net assets:
Before expense reimbursements	0.84	%(d)	0.89%	0.92%	0.89%	0.95%	1.06%
After expense reimbursements	0.74	%(d)	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets
Before expense reimbursements	0.28	%(d)	0.57%	0.45%	0.34%	0.02%	0.40%
After expense reimbursements	0.38	%(d)	0.72%	0.63%	0.49%	0.24%	0.73%
Portfolio turnover	3	%(c)	15%	0%	23%	5%	12%

K Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$19.36		$15.52	$14.42	$11.61	$10.90	$16.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.01)		0.06	0.02	—	(0.03)	0.02
Net gain (loss) on securities (both realized and unrealized)	3.06		3.87	2.26	2.85	0.74	(4.03)
Total from investment operations	3.05		3.93	2.28	2.85	0.71	(4.01)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)		(0.06)	(0.01)	(0.03)	—	(0.04)
Distributions from capital gains	(1.34)		(0.03)	(1.17)	(0.01)	—	(1.59)
Total distributions	(1.35)		(0.09)	(1.18)	(0.04)	—	(1.63)
Net asset value, end of period	$21.06		$19.36	$15.52	$14.42	$11.61	$10.90

Total return	15.86	%(c)	25.47%	16.83%	24.52%	6.51%	(22.43)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$11,148		$11,402	$9,505	$9,987	$7,806	$7,064
Ratio of expenses to average net assets:
Before expense reimbursements	1.34	%(d)	1.39%	1.42%	1.39%	1.45%	1.56%
After expense reimbursements	1.24	%(d)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets
Before expense reimbursements	(0.23	)%(d)	0.10%	(0.05)%	(0.16)%	(0.48)%	(0.10)%
After expense reimbursements	(0.14	)%(d)	0.25%	0.13%	(0.01)%	(0.26)%	0.23%
Portfolio turnover	3	%(c)	15%	0%	23%	5%	12%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Core Value Fund Direct Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$21.58		$18.13	$16.17	$14.03	$13.14	$15.69
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.19		0.37	0.32	0.27	0.23	0.21
Net gain (loss) on securities (both realized and unrealized)	2.28		3.37	1.95	2.12	0.82	(2.51)
Total from investment operations	2.47		3.74	2.27	2.39	1.05	(2.30)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.27)		(0.29)	(0.31)	(0.25)	(0.16)	(0.20)
Distributions from capital gains	—		—	—	—	—	(0.05)
Total distributions	(0.27)		(0.29)	(0.31)	(0.25)	(0.16)	(0.25)
Net asset value, end of period	$23.78		$21.58	$18.13	$16.17	$14.03	$13.14

Total return	11.46	%(c)	20.80%	14.20%	17.01%	8.00%	(14.48)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$186,509		$157,350	$140,741	$129,317	$123,305	$14,724
Ratio of expenses to average net assets:	0.84	%(d)	0.84%	0.88%	0.87%	0.99%	0.97%
Ratio of net investment income to average net assets	1.69	%(d)	1.83%	1.85%	1.63%	1.57%	1.83%
Portfolio turnover	0	%(c)	5%	4%	13%	76%	27%

K Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$21.40		$18.00	$16.06	$13.95	$13.07	$15.64
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.13		0.27	0.23	0.19	0.12	0.15
Net gain (loss) on securities (both realized and unrealized)	2.26		3.34	1.93	2.12	0.87	(2.51)
Total from investment operations	2.39		3.61	2.16	2.31	0.99	(2.36)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)		(0.21)	(0.22)	(0.20)	(0.11)	(0.16)
Distributions from capital gains	—		—	—	—	—	(0.05)
Total distributions	(0.20)		(0.21)	(0.22)	(0.20)	(0.11)	(0.21)
Net asset value, end of period	$23.59		$21.40	$18.00	$16.06	$13.95	$13.07

Total return	11.19	%(c)	20.20%	13.59%	16.49%	7.56%	(14.91)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$6,786		$7,924	$6,640	$6,624	$5,421	$4,447
Ratio of expenses to average net assets:	1.34	%(d)	1.34%	1.38%	1.37%	1.49%	1.47%
Ratio of net investment income to average net assets	1.15	%(d)	1.33%	1.35%	1.14%	1.07%	1.32%
Portfolio turnover	0	%(c)	5%	4%	13%	76%	27%

(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

European Growth & Income Fund Direct Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$8.37		$7.40	$7.62	$7.42	$8.17	$9.73
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.05		0.23	0.22	0.21	0.19	0.23
Net gain (loss) on securities (both realized and unrealized)	1.41		0.94	(0.21)	0.20	(0.73)	(1.56)
Total from investment operations	1.46		1.17	0.01	0.41	(0.54)	(1.33)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.20)	(0.23)	(0.21)	(0.21)	(0.23)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.06)		(0.20)	(0.23)	(0.21)	(0.21)	(0.23)
Net asset value, end of period	$9.77		$8.37	$7.40	$7.62	$7.42	$8.17

Total return	17.52	%(c)	15.96%	0.20%	5.25%	(6.64)%	(13.27)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$9,387		$7,306	$6,314	$5,871	$5,637	$7,049
Ratio of expenses to average net assets:
Before expense reimbursements	1.37	%(d)	1.38%	1.43%	1.35%	1.38%	1.49%
After expense reimbursements	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets
Before expense reimbursements	0.72	%(d)	2.46%	2.58%	2.17%	2.01%	2.79%
After expense reimbursements	1.08	%(d)	2.84%	3.01%	2.52%	2.38%	3.28%
Portfolio turnover	10	%(c)	3%	0%	8%	0%	13%

K Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$8.38		$7.41	$7.63	$7.43	$8.20	$9.78
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.02		0.19	0.19	0.17	0.16	0.20
Net gain (loss) on securities (both realized and unrealized)	1.42		0.95	(0.22)	0.21	(0.75)	(1.57)
Total from investment operations	1.44		1.14	(0.03)	0.38	(0.59)	(1.37)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.17)	(0.19)	(0.18)	(0.18)	(0.21)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.03)		(0.17)	(0.19)	(0.18)	(0.18)	(0.21)
Net asset value, end of period	$9.79		$8.38	$7.41	$7.63	$7.43	$8.20

Total return	17.16	%(c)	15.47%	(0.33)%	4.82%	(7.21)%	(13.69)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$5,420		$5,795	$5,169	$5,888	$5,563	$5,542
Ratio of expenses to average net assets:
Before expense reimbursements	1.85	%(d)	1.88%	1.93%	1.85%	1.88%	1.99%
After expense reimbursements	1.49	%(d)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets
Before expense reimbursements	0.18	%(d)	1.92%	2.13%	1.64%	1.56%	2.32%
After expense reimbursements	0.54	%(d)	2.31%	2.56%	1.99%	1.94%	2.81%
Portfolio turnover	10	%(c)	3%	0%	8%	0%	13%

(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Nasdaq-100 Index Fund Direct Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010		Year Ended August 31, 2009
Net asset value, beginning of period	$7.92		$7.04	$5.67	$4.47	$4.12		$4.69
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.08		0.08	0.04	0.03	0.01		0.01
Net gain (loss) on securities (both realized and unrealized)	1.57		0.86	1.36	1.19	0.35		(0.58)
Total from investment operations	1.65		0.94	1.40	1.22	0.36		(0.57)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.06)	(0.03)	(0.02)	(0.01)		—
Distributions from capital gains	—		—	—	—	—		—
Return of capital distribution	—		—	—	—	(0.00	)(a)	(0.00	)(a)
Total distributions	(0.03)		(0.06)	(0.03)	(0.02)	(0.01)		(0.00	)(a)
Paid-in capital from redemption fee (Note 1)	—		—	—	—	—		(0.00	)(a)
Net asset value, end of period	$9.54		$7.92	$7.04	$5.67	$4.47		$4.12

Total return	20.91	%(c)	13.46%	24.78%	27.31%	8.73%		(12.14)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$79,885		$54,259	$36,220	$17,912	$14,146		$13,262
Ratio of expenses to average net assets:
Before expense reimbursements	0.79	%(d)	0.83%	0.88%	0.90%	0.96%		1.11%
After expense reimbursements	0.49	%(d)	0.49%	0.49%	0.49%	0.49%		0.49%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.57	%(d)	0.73%	0.27%	0.08%	(0.24)%		(0.42)%
After expense reimbursements	1.88	%(d)	1.08%	0.66%	0.50%	0.24%		0.19%
Portfolio turnover	1	%(c)	13%	24%	24%	4%		8%

K Shares	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$7.71		$6.85	$5.53		$4.37		$4.03	$4.61
INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) (b)	0.05		0.04	0.01		—		(0.01)	(0.01)
Net gain (loss) on securities (both realized and unrealized)	1.55		0.84	1.31		1.16		0.35	(0.57)
Total from investment operations	1.60		0.88	1.32		1.16		0.34	(0.58)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)		(0.02)	(0.00	)(a)	(0.00	)(a)	—	—
Distributions from capital gains	—		—	—		—		—	—
Total distributions	(0.01)		(0.02)	—		—		—	—
Net asset value, end of period	$9.30		$7.71	$6.85		$5.53		$4.37	$4.03

Total return	20.76	%(c)	12.95%	23.94%		26.63%		8.44%	(12.58)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$10,068		$9,700	$9,473		$7,771		$5,452	$4,792
Ratio of expenses to average net assets:
Before expense reimbursements	1.29	%(d)	1.33%	1.38%		1.40%		1.46%	1.61%
After expense reimbursements	0.99	%(d)	0.99%	0.99%		0.99%		0.99%	0.99%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.87	%(d)	0.23%	(0.28)%		(0.42)%		(0.73)%	(0.92)%
After expense reimbursements	1.18	%(d)	0.58%	0.11%		0.00%		(0.26)%	(0.31)%
Portfolio turnover	1	%(c)	13%	24%		24%		4%	8%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Green Alpha Fund Direct Shares	Six Months Ended February 28, 2014 (Unaudited)		March 12, 2013(g) to August 31, 2013
Net asset value, beginning of period	$11.96		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.06)		(0.01)
Net gain (loss) on securities (both realized and unrealized)	3.85		1.97
Total from investment operations	3.79		1.96
LESS DISTRIBUTIONS
Dividends from net investment income	—		—
Distributions from capital gains	—		—
Return of capital distribution	—		—
Total distributions	—		—
Net asset value, end of period	$15.75		$11.96

Total return	31.69	%(c)	19.60	%(c)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$13,238		$4,623
Ratio of expenses to average net assets:
Before expense reimbursements	2.07	%(d)	5.16	%(d)
After expense reimbursements	1.38	%(d)	1.24	%(d)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(1.49	)%(d)	(4.11	)%(d)
After expense reimbursements	(0.80	)%(d)	(0.19	)%(d)
Portfolio turnover	4	%(c)	12	%(c)

(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(g)	Commencement of operations.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements (Unaudited)	February 28, 2014

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund seeks as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors’ principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Shelton Core Value Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy by investing in common stocks of companies believed to be leaders in managing environmental risks and opportunities.

The Shelton Funds began offering Class K shares on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately between the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Portfolio securities of the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds’ Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2013, available to offset future capital gains, if any, are as follows:

Expiring	California Tax-Free Income Fund	United States Government Securities Fund	Shelton Core Value Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
2014	$—	$266,271	$—	$9,731	$251,077
2015	—	80,163	—	6,268	1,821,379
2016	—	36,975	245,013	9,647	364,175
2017	—	109,369	11,364,497	—	642,849
2018	—	141,867	847,723	124,746	596,391
2019	—	245,271	3,699,956	205,587	—
Long Term with No Expiration	—	4,148	1,101,306	30,186	—
Short Term with No Expiration	57,499	—	—	—	—
Total	$57,499	$884,064	$17,258,495	$386,165	$3,675,871

$19,439, $59,164, and $768,018 of unutilized capital loss carry forwards expired at August 31, 2013 for U.S. Government Securities Fund, Euopean Growth & Income Fund, and Nasdaq-100 Index Fund (respectively).

Due to the merger of the Shelton Core Value Fund with the SM&R Funds in 2010, the following loss limitations apply: SM&R Balanced Fund has a loss limitation of $323,313 expiring 2017. Due to limitations under section 382, these losses have been limited and the final amount of $323,313 from SM&R Balanced Fund will be recognized in 2013.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2014

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2013, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease Accumulated Gain (Loss)
California Tax-Free Income Fund	$(25,439)	$—	$25,439
U.S. Government Securities Fund	(19,440)	2,292	17,148
Short-Term U.S. Government Bond Fund	(6,261)	293	5,968
S&P 500 Index Fund	(10,045)	10,045	—
S&P MidCap Index Fund	(8,115)	8,115	—
S&P SmallCap Index Fund	(6,829)	32,306	(25,477)
European Growth & Income Fund	(59,164)	—	59,164
Nasdaq-100 Index Fund	(768,018)	—	768,018
Shelton Green Alpha Fund	(1,487)	1,487	—

(d) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The Fund intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(e) Concentration – The California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(f) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(h) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are unavailable, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2014

The following table summarizes the valuation of the Trust’s securities at February 28, 2014 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (d)	Investments in Securities	Total	Futures Contracts - Assets or (Liabilities) (c)
California Tax-Free Income Fund	$—	$105,518,674	$—	$105,518,674	$—
U.S. Government Securities Fund	—	29,004,067	—	29,004,067	—
Short-Term U.S. Government Bond Fund	—	7,970,755	—	7,970,755	—
The United States Treasury Trust Fund	—	111,594,438	—	111,594,438	—
S&P 500 Index Fund	123,628,023	999,968	—	124,627,991	5,550
S&P MidCap Index Fund	168,590,096	—	—	168,590,096	2,400
S&P SmallCap Index Fund	51,628,347	399,987	—	52,028,334	(10,453)
Shelton Core Value Fund	190,781,078	—	—	190,781,078	—
European Growth & Income Fund	14,694,835	—	—	14,694,835	—
Nasdaq-100 Index Fund	86,597,880	499,984	—	87,097,864	(5,313)
Shelton Green Alpha Fund	12,696,735	—	—	12,696,735	—
Total	$648,940,231	$255,987,873	$—	$904,604,867	$(7,816)

(a)
It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of February 28, 2014.

(b)	All publicly traded common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents variation margin on the last day of the reporting period.
(d)	All fixed income securities in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, Shelton Green Alpha Fund and European Growth & Income Fund can use Futures contracts and strategies for achieving the investment objectives.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund,Nasdaq-100 Index Fund, Shelton Core Value Fund and Shelton Green Alpha Fund

The Funds may invest in futures contracts and lend securities to minimize the performance variation between the Funds and the index. This performance gap occurs because, unlike the index, the Funds must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Trust expects each Fund’s performance to closely represent the index, the Funds will generally underperform the index.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances the Funds may follow a number of investment policies to achieve its objective. The Funds may invest in futures. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At February 28, 2014, the number of open future contracts in S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Nasdaq-100 Index Fund was 30, 12, 20, and 44 respectively. The Shelton Core Value Fund and Shelton Green Alpha Fund held no futures contracts at February 28, 2014. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The realized gains or losses and change in unrealized gains or losses on future contracts are reflected in the appropriate financial statements.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2014

The effect of derivative instruments on the Statements of Operations for the period ended February 28, 2014:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund - Equity contracts	$388,618	$106,000
S&P MidCap Index Fund - Equity contracts	128,380	112,270
S&P SmallCap Index Fund - Equity contracts	366,405	79,402
Shelton Core Value Fund - Equity contracts	—	—
Nasdaq-100 Index Fund - Equity contracts	577,610	96,803

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management, a dba of CCM Partners (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

In accordance with the terms of the management agreements with the California Tax-Free Income Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, the Advisor receives compensation at the annual rate of 0.50% of the Funds’ average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, the Advisor receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds’ average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, the Advisor receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, the Advisor receives compensation at the annual rate of 0.85% of the Fund’s average daily net assets. The Advisor has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund’s total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund’s average daily net assets. In accordance with the terms of the management agreement with Shelton Green Alpha Fund, Shelton Capital receives compensation at the annual rate of 1.00% of the Fund’s average daily net assets. In turn Shelton Capital pays to the sub-advisor 0.50%. The Advisor has contractually agreed to further reduce total operating expense. This additional contractual reimbursement is effective until January 2, 2015 unless renewed and is subject to recoupment within three fiscal years following a particular reimbursement, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursement from the manager for the period ended February 28, 2014, is as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	Expiration
U.S. Government Securities Fund	$24,726	0.74%	1.24%	1/2/15
Short-Term U.S. Government Bond Fund	24,055	0.59%	1.09%	1/2/15
The United States Treasury Trust	309,312	0.53%	1.03%	1/2/15
S&P 500 Index Fund	87,617	0.36%	0.86%	1/2/15
S&P MidCap Index Fund	44,799	0.58%	1.08%	1/2/15
S&P SmallCap Index Fund	25,226	0.74%	1.24%	1/2/15
European Growth & Income Fund	26,160	1.00%	1.50%	1/2/15
Nasdaq-100 Index Fund	113,310	0.49%	0.99%	1/2/15
Shelton Green Alpha Fund	28,773	1.38%	N/A	1/2/15

At August 31, 2013, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $3,991,467. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/14	Expires 8/31/15	Expires 8/31/16
U.S. Government Securities Fund	$50,194	$51,670	$42,642
Short-Term U.S. Government Bond Fund	51,740	51,793	47,533
The United States Treasury Trust	449,785	503,632	510,548
S&P 500 Index Fund	133,728	157,408	170,589
S&P MidCap Index Fund	64,600	94,461	88,777
S&P SmallCap Index Fund	51,275	60,960	61,085
European Growth & Income Fund	45,842	48,355	48,911
Nasdaq-100 Index Fund	105,959	126,483	183,818
Green Alpha Fund	—	—	30,829

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2014

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Teresa Axelson has served as the Chief Compliance Officer (“CCO”) of the Trust since November 2011. Ms. Axelson is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust during her employment, and Shelton Capital is reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares. The Plan was amended to eliminate the Class A Shares. All A Share accounts were liquidated effective December 6, 2013.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the six months ended February 28, 2014, the following were paid by the Class K Shares of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$7,849	$7,849
Short-Term U.S. Government Bond Fund	2,164	2,164
The United States Treasury Trust	—	—
S&P 500 Index Fund	12,703	12,703
S&P MidCap Index Fund	9,301	9,301
S&P SmallCap Index Fund	14,338	14,338
Shelton Core Value Fund	9,122	9,122
European Growth & Income Fund	6,940	6,940
Nasdaq-100 Index fund	12,153	12,153

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the six months ended February 28, 2014 were as follows:

Fund	Purchases	Sales
California Tax-Free Income Fund	$24,602,828	$18,300,000
U.S. Government Securities Fund	2,831,341	4,373,058
Short-Term U.S. Government Bond Fund	405,816	1,018,816
S&P 500 Index Fund	2,162,646	505,325
S&P MidCap Index Fund	4,911,955	27,049,963
S&P SmallCap Index Fund	3,513,773	1,560,287
Shelton Core Value Fund	901,166	6,808,205
European Growth & Income Fund	1,361,433	1,691,139
Nasdaq-100 Index Fund	13,469,171	880,738
Shelton Green Alpha Fund	6,998,056	322,605

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2014

Note 4 - TAX CHARACTER

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

The tax character of distributions paid during the years ended August 31, 2013 and 2012 was as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains (a)	Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2013	$—	$3,928	$—	$3,345,725	$3,349,653
	2012	—	34,980	—	3,489,692	3,524,672
U.S. Government Securities Fund	2013	—	566,936	—	—	566,936
	2012	—	629,553	—	—	629,553
Short-Term U.S. Government Bond Fund	2013	—	8,795	7,139	—	15,934
	2012	—	50,022	27,904	—	77,926
The United States Treasury Trust	2013	—	—	—	—	—
	2012	—	—	—	—	—
S&P 500 Index Fund	2013	—	1,556,740	—	—	1,556,740
	2012	—	1,553,875	—	—	1,553,875
S&P Mid Cap Index Fund	2013	—	1,854,547	7,500,347	—	9,354,894
	2012	—	857,870	5,493,675	—	6,351,545
S&P Small Cap Index Fund	2013	—	349,338	—	—	349,338
	2012	—	235,733	2,462,880	—	2,698,613
Shelton Core Value Fund	2013	—	2,393,759	—	—	2,393,759
	2012	—	2,733,878	—	—	2,733,878
European Growth & Income Fund	2013	—	286,616	—	—	286,616
	2012	—	317,931	—	—	317,931
Nasdaq-100 Index Fund	2013	—	398,640	—	—	398,640
	2012	—	112,841	—	—	112,841
Green Alpha Fund	2013	—	—	—	—	—

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2013.

The tax character of distributable earnings at August 31, 2013 was as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses (b)	Total Distributable Earnings
California Tax-Free Income Fund	$54,495	(a)	$—	$(57,499)	$844,837	$—	$841,833
U.S. Government Securities Fund	44,508		—	(884,064)	928,222	(91,156)	(2,490)
Short-Term U.S. Government Bond Fund	—		—	—	12,023	(16,385)	(4,362)
The United States Treasury Trust	381		—	—	—	—	381
S&P 500 Index Fund	1,426,770		1,097,593	—	46,972,498	—	49,496,861
S&P Mid Cap Index Fund	383,883		6,547,660	—	57,250,865	—	64,182,408
S&P Small Cap Index Fund	312,420		2,780,230	—	11,848,928	—	14,941,578
Shelton Core Value Fund	1,231,442		—	(17,258,495)	65,130,696	—	49,103,643
European Growth & Income Fund	52,298		—	(386,165)	201,729	(188,494)	(320,632)
Nasdaq-100 Index Fund	202,634		—	(3,675,871)	17,844,993	(543,921)	13,827,835
Green Alpha Fund	—		—	—	69,792	(10,861)	58,931

(a)	Tax exempt income is $46,240.
(b)	Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred as occurring on the first day of the following fiscal year.

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2014

Note 5 - SUBSEQUENT EVENTS

In preparing the financial statements as of February 28, 2014, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements.

Fund Holdings (Unaudited): The Fund holdings shown in this report are as of February 28, 2014. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Record (Unaudited): The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2013, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Note 6 - OFFSETTING OF FINANCIAL INSTRUMENTS AND DERIVATIVE ASSETS AND LIABILITIES

The following is a summary of financial and derivative instruments and collateral received and pledged in connection with such arrangements.

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received	Net Amount
SPFIX:	Assets
	Futures Contracts	5,550	—	5,550	—	5,550	—
		5,550	—	5,550	—	5,550	—
	Liabilities
	Future Contracts	—	—	—	—	—	—
		—	—	—	—	—	—

SPMIX:	Assets
	Futures Contracts	2,400	—	2,400	—	2,400	—
		2,400	—	2,400	—	2,400	—
	Liabilities
	Future Contracts	—	—	—	—	—	—
		—	—	—	—	—	—

SMCIX:	Assets
	Futures Contracts	—	—	—	—	—	—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	10,453	—	10,453	—	10,423	—
		10,453	—	10,453	—	10,423	—

NASDX:	Assets
	Futures Contracts	—	—	—	—	—	—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	5,313	—	5,313	—	5,313	—
		5,313	—	5,313	—	5,313	—

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Date of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	P.O. Box 387 San Francisco, CA 94104	06/27/66	President, Chairman, and Trustee	Since August 1998 Since July 2011
James W. Miller, Jr.	P.O. Box 387 San Francisco, CA 94104	05/28/66	Trustee	Since August 2001
Kevin T. Kogler	P.O. Box 387 San Francisco, CA 94104	02/21/66	Trustee	Since May 2006
Stephen H. Sutro	P.O. Box 387 San Francisco, CA 94104	04/09/69	Trustee	Since May 2006
William P. Mock	P.O. Box 387 San Francisco, CA 94104	12/29/66	Treasurer	Since February 2010
Teresa E. Axelson	P.O. Box 387 San Francisco, CA 94104	12/04/47	Chief Compliance Officer, Secretary	Since November 2011 Since November 2012

Each Trustee oversees the Trust’s eleven Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers	Chief Executive Officer, Shelton Capital, 1999 to present.
James W. Miller, Jr.	Director, RREEF, 2006 to present.
Kevin T. Kogler	President & CEO MicroBiz LLC, 2012 to present, President CAM Commerce Solutions, Principal, Robertson Piper Software Group, 2006 to 2012.
Stephen H. Sutro	Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present.
Teresa E. Axelson
Chief Compliance Officer, Shelton Capital, 2011 to present; Secretary, 2012 to present; Vice President-Secretary, Chief Compliance Officer, Securities Management and Research, Inc., SM&R Investments, Inc. and American National Investment Inc. 1968-2010.

Additional information on the Trustees may be found in the SAI, which is available, without charge, upon request, by calling (800) 955-9988.

*
Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital, the Trust’s Advisor and Administrator.

Board Approval of the Investment Advisory Agreement (Unaudited)

The 1940 Act requires that the full Board and a majority of the Independent Trustees annually approve the continuation of the Investment Advisory Agreement dated January 1, 2007 between Shelton Funds and CCM Partners D/B/A Shelton Capital Management (the “Investment Advisory Agreement”), with respect to each Fund. At a meeting held in-person on February 13, 2014, the Board, including a majority of the Independent Trustees on behalf of the Trusts’ California Tax-Free Income Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, European Growth & Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund and The United States Treasury Trust (each a “Fund”), considered and approved the continuation of the Investment Advisory Agreement with respect to each Fund with CCM Partners D/B.A. Shelton Capital Management (“SCM”) for an additional one-year period ending March 31, 2015.

Prior to the meeting, the Independent Trustees requested information from SCM. This information, together with other information provided by SCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding CCM (the principal business activity of which is managing the Funds), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board discussed the renewal of the Investment Advisory Agreement both with SCM representatives and in a private session with independent legal counsel at which representatives of SCM were not present. In deciding to approve the renewal of the Investment Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of SCM’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds, the following: SCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Funds under the administration servicing agreements.

The Board concluded that SCM had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each of the funds on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed Morningstar rankings for each of the Funds, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size and similar factors. Among the factors considered in this regard, were the following:

•
For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the first quartile over the 10-year period, and the second quartile over the 1-year, 3-year and 5-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 10-year period, the second quartile over the 3-year and 5-year periods and the third quartile over the 1-year period. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the Shelton Core Value Fund, it was noted that the performance of the Fund was in the first quartile over the 5-year, and 10-year periods, and the third quartile over the 1-year and 3-year periods.

•
For the S&P SmallCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year, 3-year 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year, 3-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the European Growth & Income Fund, it was noted that the performance of the Fund was in the third quartile over the 1-year period, and in the fourth quartile over the 3-year, 5-year and 10-year periods.

•	For the United States Treasury Trust, it was noted that the performance of the Fund was in the fourth quartile over the 1-year, 3-year, 5-year and 10-year periods.

•
For the Short-Term U.S. Govt. Bond Fund, it was noted that the performance of the Fund was in the second quartile for the 1-year period and the fourth quartile over the 3-year, 5-year and 10-year periods.

•
For the U.S. Government Securities Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year period, the second quartile over the 5-year and 10-year periods, and the fourth quartile over the 1-year period.

Board Approval of the Investment Advisory Agreement (Unaudited) (Continued)

•
For the California Tax-Free Income Fund, it was noted that, in the California Municipal Intermediate Morningstar category, the Fund was in the third quartile over the 1-year period, the second quartile over the 3-year and 5-year periods, and the fourth quartile over the 10-year period.

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and SCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that SCM’s performance record in managing each Fund was satisfactory, and in some cases excellent, supporting the determination that SCM’s continued management under the Investment Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category, or peer group, as defined by Bloomberg. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant peer group. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted that the total net management fees charged to each Fund, after taking into account these expense limitations and voluntary waivers, were significantly lower (by 10 basis points or more) than the industry averages for comparable funds. The Board also observed that each Fund’s total operating expenses were well below the industry average for other comparable funds. The Board also noted the voluntary advisory fee limitation that SCM had put into effect during 2005 with respect to all but two of the Shelton Funds. The Trustees noted the Funds are now paying for certain administrative services that were previously provided to the Funds by SCM at its own expense under the fund administration servicing agreements that took effect during February of 2005 for the Shelton Funds.

Advisor, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s costs of providing services to the Funds, as well as the resulting level of profits to SCM. The Independent Trustees received financial and other information from SCM, in addition to a representation from SCM that its profits were not excessive and that SCM’s profitability was low by industry standards. The Board noted the reduction in advisory fees received by SCM as a result of the reduction in assets under management in recent years due to market events, but also took note of the increase in assets under management (and corresponding increase in advisory fees received by SCM) as a result of the fund merger in 2010 that brought additional assets to the Shelton Core Value Fund. The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s profitability, in order to ensure that SCM has sufficient resources to continue to provide the services that shareholders in the Funds require. The Board considered SCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by SCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that SCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain other Funds, SCM has imposed a voluntary fee limitation. Such voluntary contractual fee limitations may only be terminated with the approval of the Board of Trustees of the Funds. The Board also considered that SCM does not receive substantial indirect benefits from managing the Funds (one example of an indirect benefit is research paid for by Fund brokerage commissions – SCM currently does not seek to supplement its fees with such “soft dollar” benefits). On the basis of the foregoing, together with the other information provided to it at the February 13, 2014 meeting and throughout the year, the Board concluded that each Fund’s cost structure was reasonable.

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Investment Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM by the Funds, and that the renewal of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

ITEM 2.	CODE OF ETHICS.

N/A for semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

N/A for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: April 25, 2014

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: April 25, 2014